U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/_/ Pre-Effective Amendment No. ____

/_/ Post-Effective Amendment No. ____
(Check appropriate box or boxes)

DELAWARE GROUP INCOME FUNDS
(Exact Name of Registrant as Specified in Charter)

(800) 523-1918

(Area Code and Telephone Number)

2005 Market Street, Philadelphia, PA 19103-7094

Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094 Name and Address of Agent for Service: (Number, Street, City, State, Zip Code)

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered:

     Class A, Class B, Class C, Class R and Institutional Class shares of beneficial interest, no par value, of Delaware High-Yield Opportunities Fund, one series of the Registrant. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on January 15, 2009, pursuant to Rule 488 under the Securities Act of 1933, as amended.

--- C O N T E N T S ---

This Registration Statement includes the following:

1.	Facing Page

2.	Contents Page

3.	Part A – Proxy Statement/Prospectus

4.	Part B - Statement of Additional Information

5.	Part C - Other Information

6.	Signatures

7.	Exhibits

Delaware Investments®
A member of Lincoln Financial Group®

PROXY MATERIALS

Delaware Delchester® Fund

Dear Shareholder:

I am writing to let you know that a meeting of shareholders of Delaware Delchester Fund (the “Delchester Fund”) will be held on March 12, 2009. The purpose of the meeting is to vote on an important proposal that affects the Delchester Fund and your investment in it. As a shareholder, you have the opportunity to voice your opinion on certain matters that affect the Delchester Fund. This package contains information about the proposal and the materials to use when voting by mail, by telephone, or through the Internet.

Please read the enclosed materials and cast your vote. Please vote your shares promptly. Your vote is extremely important, no matter how large or small your holdings may be.

The proposal has been carefully reviewed by the Delchester Fund’s Board of Trustees (the “Trustees”). The Trustees, most of whom are not affiliated with Delaware Investments, are responsible for protecting your interests as a shareholder. The Trustees believe the proposal is in the best interests of shareholders. They recommend that you vote FOR the proposal.

The enclosed Q&A is provided to assist you in understanding the proposal. The proposal is described in greater detail in the enclosed Proxy Statement/Prospectus.

Voting is quick and easy. Everything you need is enclosed. To cast your vote, simply complete the proxy card enclosed in this package. Be sure to sign the card before mailing it in the postage-paid envelope. You may also vote your shares by touch-tone telephone or through the Internet. Simply call the toll-free number or visit the website indicated on your proxy card, and follow the recorded or online instructions.

If you have any questions before you vote, please call Computershare Fund Services, Inc. (“Computershare”), the Fund’s proxy solicitor, at (866) 612-5812. Computershare will be glad to help you get your vote in quickly. You may also receive a telephone call from Computershare reminding you to vote your shares. Thank you for your participation in this important initiative.

Sincerely,

/s/ Patrick P. Coyne
Patrick P. Coyne

Chairman, President, and Chief Executive Officer

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND AND VOTE ON THE PROPOSAL

Below is a brief overview of the proposal to be voted upon. Your vote is important. Please read the full text of the Proxy Statement/Prospectus, which you should retain for future reference. If you need another copy of the Proxy Statement/Prospectus, please call Delaware Investments® at (800) 523-1918.

We appreciate you placing your trust in Delaware Investments and we look forward to helping you achieve your financial goals.

On what proposal am I being asked to vote?

You are being asked to vote to approve the Plan of Reorganization for Delaware Group® Income Funds, on behalf of Delaware Delchester® Fund (the “Delchester Fund”) and Delaware High-Yield Opportunities Fund (the “High-Yield Opportunities Fund”) (collectively, the “Funds”).

Proposal: TO APPROVE THE PLAN OF REORGANIZATION

What reorganization is the Board proposing?

Shareholders of the Delchester Fund are being asked to consider and approve a reorganization (the “Transaction”) that will have the effect of reorganizing the Delchester Fund with and into the High-Yield Opportunities Fund.

Why has the Board proposed this reorganization?

°	The Delchester Fund and the High-Yield Opportunities Fund both seek total return as their primary objective, have similar investment strategies, and had substantially similar holdings as of [December 31], 2008.

°	The Delchester Fund and the High-Yield Opportunities Fund are both managed by the Delaware Management Company, a series of Delaware Management Business Trust.

°	The Delchester Fund has lost a significant amount of assets over the past decade while the High-Yield Opportunities Fund’s assets have grown. It is likely that the proposed reorganization would benefit shareholders of the Delchester Fund by potentially providing greater distribution opportunities which may increase fund assets and ultimately could lead to cost savings as a result of economies of scale.

How will the Transaction potentially benefit shareholders?

The Board of Trustees (the “Board”) considered a number of factors before approving the Transaction. After considering these factors, the Board concluded that shareholders will potentially benefit from the Transaction in the following ways:

°	The investment strategies and policies of the Delchester Fund are substantially similar, but not identical to, the investment strategies and policies of the High-Yield Opportunities Fund.

°	The portfolio of the Delchester Fund has historically been managed in substantially the same manner (and has substantially similar holdings) as the portfolio of the High-Yield Opportunities Fund, which should help to provide a relatively smooth transition for shareholders of the Delchester Fund should the Transaction be approved.

°	The High-Yield Opportunities Fund offers a stronger track record compared to the Delchester Fund over the one- and ten-year periods ended [December 31, 2008]. Past performance is not a guarantee of future results.

°	Shareholders of the Delchester Fund and the High-Yield Opportunities Fund could potentially benefit from the growth in assets realized by combining the Funds because a larger fund could potentially realize cost savings due to economies of scale from the spreading of fixed costs over a larger asset base and by reaching breakpoints in investment management fees. There can be no assurance, however, that such savings will be realized.

°	The Transaction will be structured as a tax-free reorganization so that for federal income tax purposes: (i) shareholders of the Delchester Fund will not recognize any gain or loss as a result of the exchange of their shares of the Delchester Fund for shares of the High-Yield Opportunities Fund; and (ii) the High-Yield Opportunities Fund and its shareholders will not recognize any gain or loss upon receipt of the Delchester Fund’s assets.

°	The Transaction will not result in a limitation on the use by the Acquiring Fund of the Acquired Fund’s capital loss carryforwards (but likely will result in a limitation on the use by Acquiring Fund of its own capital loss carryforwards); therefore, shareholders of the Acquired Fund, including Acquiring Fund shareholders post-Transaction, may continue to benefit from the Acquired Fund’s capital loss carryforwards, which may be used to offset future capital gains.

How will the Transaction work?

The High-Yield Opportunities Fund will acquire substantially all of the assets of the Delchester Fund in exchange for shares of the High-Yield Opportunities Fund. The Delchester Fund will then distribute the High-Yield Opportunities Fund shares on a pro rata basis to its shareholders. At the time of the Transaction, any shares you own of the Delchester Fund will be cancelled and you will receive new shares in the same class of the High-Yield Opportunities Fund that will have an aggregate value equal to the value of your shares in the Delchester Fund. More detailed information about the transfer of assets by the Delchester Fund and the issuance of shares by the High-Yield Opportunities Fund can be found in the Proxy Statement/Prospectus.

Will the management team change?

No. Delaware Management Company is the investment manager of both Funds, and the same team of portfolio managers manages both Funds.

What is the anticipated timetable for the Transaction?

The shareholder meeting is scheduled for March 12, 2009 (the “Meeting”). It is currently anticipated that the Transaction, if approved by shareholders, will take place in April, 2009. Whether or not you plan to attend the Meeting, please vote your shares by mail, by telephone, or through the Internet. If you determine at a later date that you wish to attend this Meeting, you may revoke your proxy and vote in person, as provided in the attached Proxy Statement/Prospectus.

COMMON QUESTIONS AND GENERAL INFORMATION

Has the Board approved the proposal?

Yes. The Board has unanimously approved the proposal and recommends that you vote to approve it.

How many votes am I entitled to cast?

As a shareholder, you are entitled to one vote for each full share and a fractional vote for each fractional share of the Delchester Fund that you own on the record date. The record date is December 23, 2008.

How do I vote my shares?

You can vote your shares by completing and signing the enclosed proxy card and mailing it in the enclosed postage-paid envelope. You may also vote by touch-tone telephone by calling the toll-free number printed on your proxy card and following the recorded instructions. In addition, you may also vote through the Internet by visiting [www.proxyweb.com] and following the online instructions. If you need any assistance, or have any questions regarding the proposal or how to vote your shares, please call Computershare Fund Services, Inc. (“Computershare”), the Delchester Fund’s proxy solicitor, at (866) 612-5812.

How do I sign the proxy card?

Individual Accounts: Shareholders should sign exactly as their names appear on the account registration shown on the card.

Joint Accounts: Either owner may sign, but the name of the person signing should conform exactly to a name shown in the registration.

All Other Accounts: The person signing must indicate his or her capacity. For example, if Ms. Ann B. Collins serves as a trustee for a trust account or other type of entity, she should sign, “Ann B. Collins, Trustee.”

How can I find more information on the Proposal?

You should read the Proxy Statement/Prospectus that provides details regarding the proposal. If you have any questions, please call Computershare at (866) 612-5812.

DELAWARE DELCHESTER® FUND
(a series of Delaware Group® Income Funds)

2005 Market Street
Philadelphia, Pennsylvania 19103-7094

NOTICE OF MEETING OF SHAREHOLDERS
to be held on March 12, 2009

Important Notice Regarding the Availability of Proxy Materials for the Shareholder
Meeting to Be Held on March 12, 2009:

The Proxy Statement and other materials related to this solicitation are available at
www.delawareinvestments.com

To the Shareholders:

     NOTICE IS HEREBY GIVEN that a meeting (the “Meeting”) of Shareholders of Delaware Delchester Fund (the “Delchester Fund” or “Acquired Fund”), a series of Delaware Group Income Funds, has been called by the Board of Trustees of Delaware Group Income Funds (the “Board”) and will be held at the offices of Stradley Ronon Stevens & Young, LLP located at 2005 Market Street, 26th Floor, Philadelphia, PA 19103, on March 12, 2009 at 3:00 p.m., Eastern Time. The Meeting is being called for the following reasons:

1.	To approve the Plan of Reorganization adopted by the Board, on behalf of two series of Delaware Group Income Funds, the Delchester Fund and the High-Yield Opportunities Fund (the “High-Yield Opportunities Fund” or “Acquiring Fund”), which provides for: (i) the acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund, in exchange for shares of the Acquiring Fund; (ii) the pro rata distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund; and (iii) the liquidation and dissolution of the Acquired Fund.

2.	To vote upon any other business as may properly come before the Meeting or any adjournment thereof.

     Shareholders of record of the Acquired Fund as of the close of business on December 23, 2008 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof. Whether or not you plan to attend the Meeting, please vote your shares by returning the proxy card by mail in the enclosed postage-paid envelope provided, or by voting by telephone or over the Internet. Your vote is important.

By Order of the Board,

/s/ Patrick P. Coyne
Patrick P. Coyne

Chairman, President and Chief Executive Officer

January [__], 2009

To secure the largest possible representation and to save the expense of further mailings, please mark your proxy card, sign it, and return it in the enclosed envelope, which requires no postage if mailed in the United States. If you prefer, you may instead vote by telephone or the Internet. You may revoke your proxy at any time at or before the Meeting or vote in person if you attend the Meeting, as provided in the attached Proxy Statement/Prospectus.

EXHIBITS

Exhibit A - Form of Plan of Reorganization

Exhibit B - Principal Holders of Shares as of December 23, 2008

PROXY STATEMENT/PROSPECTUS

Dated [January __], 2009

Acquisition of Substantially All of the Assets of:

DELAWARE DELCHESTER® FUND

(a series of Delaware Group® Income Funds)

By and in exchange for shares of

DELAWARE HIGH-YIELD OPPORTUNITIES FUND

(a series of Delaware Group Income Funds)

     This Proxy Statement/Prospectus (the “Proxy Statement/Prospectus”) solicits proxies to be voted at a meeting (the “Meeting”) of shareholders of Delaware Delchester Fund (the “Delchester Fund” or “Acquired Fund”), a series of Delaware Group Income Funds. The Meeting has been called by the Board of Trustees of Delaware Group Income Funds (the “Board”) to vote on the approval of the Plan (as more fully described below).

     The principal offices of Delaware Group® Income Funds (the “Trust”) are located at 2005 Market Street, Philadelphia, PA 19103. You can reach the offices of the Trust by telephone by calling (800) 523-1918.

     The Meeting will be held at the offices of Stradley Ronon Stevens & Young, LLP located at 2005 Market Street, 26th Floor, Philadelphia, PA 19103, on March 12, 2009 at [3] p.m., Eastern Time. The Board, on behalf of the Delchester Fund, is soliciting these proxies. This Proxy Statement/Prospectus will first be sent to shareholders on or about January [___], 2009.

     This Proxy Statement/Prospectus gives you information about an investment in the High-Yield Opportunities Fund (the “High-Yield Opportunities Fund” or “Acquiring Fund”) and about other matters that you should know before voting and investing. You should retain it for future reference. A Statement of Additional Information dated [January __, 2008] (the “Statement of Additional Information”) relating to this Proxy Statement/Prospectus, which contains more information about the Acquiring Fund and the Acquired Fund (each, a “Fund” and collectively, the “Funds”) and the proposed transaction, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.

     The Prospectus of the Acquiring Fund dated November 28, 2008 (the “Fund Prospectus”), and the Annual Report of the Acquiring Fund for the period ended July 31, 2008 (the “Acquiring Fund Annual Report”) are included with and are considered a part of this Proxy Statement/Prospectus, and are intended to provide you with information about the Acquiring Fund.

     You can request a free copy of the Statement of Additional Information, the Fund Prospectus, or the Acquiring Fund Annual Report for the fiscal year ended July 31, 2008 or the semiannual report to shareholders of the Acquiring Fund, by calling (800) 523-1918, or by writing to the Trust at Attention: Account Services, P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service.

     Like all mutual funds, the SEC has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

     Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

PROPOSAL: TO APPROVE THE PLAN OF REORGANIZATION

     Shareholders of the Acquired Fund are being asked to consider and approve the Plan of Reorganization (the “Plan”) that will have the effect of reorganizing the Acquired Fund with and into the Acquiring Fund as summarized below.

     The Plan provides for: (i) the acquisition by the Acquiring Fund of substantially all of the property, assets, and goodwill of the Acquired Fund in exchange for shares of the Acquiring Fund; (ii) the pro rata distribution of shares of the Acquiring Fund to shareholders of the Acquired Fund; and (iii) the liquidation and dissolution of the Acquired Fund. If the shareholders of the Acquired Fund vote to approve the Plan, as a shareholder of the Acquired Fund, you will receive Acquiring Fund shares equal in total value to, and of the same class as, your investment in the Acquired Fund. The Acquired Fund will then be liquidated.

SUMMARY

     This is only a summary of certain information contained in the Proxy Statement/Prospectus. You should read the more complete information in the rest of this Proxy Statement/Prospectus, including the Plan (attached as Exhibit A), and the Fund Prospectus and Acquiring Fund Annual Report, which are included with this Proxy Statement/Prospectus.

What is the purpose of the Proposal?

     The Board approved the Plan for the Acquired Fund and recommends that shareholders of the Acquired Fund approve the Plan. If shareholders of the Acquired Fund approve the Plan, substantially all of the Acquired Fund’s assets will be transferred to the Acquiring Fund in exchange for Acquiring Fund shares equal in value to the assets of the Acquired Fund that are transferred to the Acquiring Fund. The Acquiring Fund shares will then be distributed pro rata to the Acquired Fund’s shareholders and the Acquired Fund will be liquidated and dissolved. The proposed transaction for the Acquired Fund is referred to in this Proxy Statement/Prospectus as the “Transaction.”

     The Transaction, if approved for the Acquired Fund, will result in your shares of the Acquired Fund being exchanged for a number of Acquiring Fund shares of the same class equal in aggregate value (but having a different price per share) to your shares of the Acquired Fund. This means that you will cease to be a shareholder of the Acquired Fund and will become a shareholder of the Acquiring Fund. This exchange will occur on a date agreed to by the parties to the Plan (hereafter, the “Closing Date”), which is currently expected to be in [April], 2009.

     For the reasons set forth below under “Reasons for the Transaction,” the Board has concluded that the Transaction is in the best interests of the Acquired Fund and the Acquiring Fund. The Board has also concluded that no dilution in value would result to the shareholders of the Acquired Fund and the Acquiring Fund as a result of the Transaction.

How do the investment objectives, strategies, and policies of the Acquired Fund and the Acquiring Fund compare?

     Like the Acquired Fund, the Acquiring Fund is a mutual fund within the Delaware Investments® Family of Funds (the “Delaware Companies”) that is managed by Delaware Management Company (“DMC”), a series of Delaware Management Business Trust. The investment objectives of the Acquired Fund are the same as the investment objectives of the Acquiring Fund. Both Funds seek total return as their primary investment objective and seek high current income as their secondary investment objective. Each Fund’s investment objectives are non-fundamental, which means that they may be changed without prior shareholder approval. Shareholders would be provided with 60 days’ notice before any material change in such investment objectives.

     In addition, the investment strategies and policies of the Acquired Fund are substantially similar to the investment strategies and policies of the Acquiring Fund. Both Funds invest primarily in corporate bonds rated BB or lower by Standard & Poor’s (S&P) or similarly rated by another nationally recognized statistical ratings organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch). These are commonly known as high yield bonds or junk bonds. Each Fund may invest up to 25% of its net assets in securities of issuers domiciled in foreign countries, up to 15% of its net assets in defaulted bonds, and up to 15% in illiquid securities. Each Fund will generally invest less than 5% of its net assets in equity securities.

     The most significant difference in the Funds’ stated investment policies is that the Acquiring Fund will, under normal circumstances, invest at least 80% of its net assets in fixed income securities rated at the time of purchase BB or lower by S&P or similarly rated by another NRSRO or, if unrated, judged to be of comparable quality, while the Acquired Fund must invest primarily (i.e., 65%) in such securities.

     For further information about the investment objectives and policies of the Funds, see “Comparison of Investment Objectives, Strategies, Policies, and Risks” below.

What are the principal risks associated with investments in the Funds?

     The risks associated with an investment in the Acquired Fund are substantially identical to the risks associated with an investment in the Acquiring Fund. As with most investments, investments in the Funds involve certain risks. There can be no guarantee against losses resulting from an investment in either Fund, nor can there be any assurance that either Fund will achieve its investment objective. Investments in the Funds involve principal risks such as market risk, industry and security risk, interest rate risk, derivatives risk, credit risk, recession risk, foreign risk, loans and other direct indebtedness risk, liquidity risk, valuation risk, redemption risk, and legislative and regulatory risks.

     For further information about the risks of investing in the Funds, see “Comparison of Investment Objectives, Strategies, Policies, and Risks” below.

What are the general tax consequences of the Transaction?

     It is expected that shareholders of the Acquired Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares in the Acquired Fund for shares of the Acquiring Fund pursuant to the Transaction. You should, however, consult your tax adviser regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax adviser about other state and local tax consequences of the Transaction, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Transaction only.

     For further information about the federal income tax consequences of the Transaction, see “Information About the Transaction - What are the tax consequences of the Transaction?”

Who manages the Funds?

     The management of the business and affairs of each Fund is the responsibility of the Board. The Board and senior management select officers who are responsible for the day-to-day operations of the Funds.

     DMC manages the assets of each Fund and makes each Fund’s investment decisions. DMC is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc., and is located at 2005 Market Street, Philadelphia, Pennsylvania 19103. DMC and its predecessors have been managing the assets of the Delaware Companies since 1938. As of September 30, 2008, DMC and its affiliates within Delaware Investments were managing, in the aggregate, more than $125 billion in assets in various institutional or separately managed investment company and insurance accounts.

     A discussion of the basis for the Board’s approval of each Fund’s investment advisory contract is available in the Acquired Fund’s annual report to shareholders for the fiscal year ended July 31, 2008 and the Acquiring Fund Annual Report to shareholders for the fiscal year ended July 31, 2008.

     The portfolio managers for the Acquired Fund and the Acquiring Fund are the same. There will be no management changes involved with the proposed Transaction. The following individuals will continue to manage the Acquiring Fund after the completion of the Transaction:

     Kevin P. Loome, CFA, Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments. Mr. Loome is head of the High Yield fixed income team, responsible for portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining Delaware Investments in August 2007, Loome spent 11 years at T. Rowe Price, starting as an analyst and leaving the firm as a portfolio manager. He began his career with Morgan Stanley as a corporate finance analyst in the New York and London offices. Loome received his bachelor’s degree in commerce from the University of Virginia and earned an MBA from the Tuck School of Business at Dartmouth.

     Chuck M. Devereux, Senior Vice President, Director of Credit Research. Mr. Devereux is the head of the firm’s taxable credit research department, responsible for the gaming sector, and he serves on a team responsible for portfolio management of some of the firm’s fixed income products. Prior to April 2007, he was a senior vice president and co-head of the DMC’s private placements group, which has responsibility for managing a portfolio of approximately $8 billion of privately placed securities. Prior to joining Delaware Investments in 2001, Devereux was employed by Valuemetrics/VM Equity Partners, a financial advisory and investment banking firm, where he participated in financial advisory and capital-raising efforts for privately held, middle-market companies. These efforts included placements of traditional corporate debt and equity as well as mezzanine and venture-capital financings. Prior to Valuemetrics/VM Equity Partners, he was a trust officer in the privately held asset division of the Northern Trust Corporation for three years. Devereux earned an MBA with a concentration in finance from DePaul University and a bachelor’s degree in economics from St. Joseph’s College.

What are the fees and expenses of each Fund and what might they be after the Transaction?

     The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The sales charge structure for each Fund is identical and the operating expenses shown are based on expenses incurred during the Funds’ fiscal year ended July 31, 2008. In addition, the following tables show the projected expense ratios of the Acquiring Fund after the Transaction, calculated as if the Transaction had taken place as of the beginning of the Funds’ last fiscal year.

FEE TABLES FOR

THE DELCHESTER FUND AND THE HIGH-YIELD OPPORTUNITIES FUND

A. Class A Shares

	Actual		Pro forma

			High Yield

		High Yield	Opportunities

		Opportunities	Fund –

	Delchester	Fund –	Class A After

	Fund – Class A	Class A	Transaction

Shareholder Fees
(paid directly from your investment)
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of
offering price)	4.50%	4.50%	4.50%
Maximum Contingent Deferred Sales Charge
(Load) imposed on redemptions (as a
percentage of original purchase price or
redemption price, whichever is lower)	None[1]	None[1]	None[1]

Annual Fund Operating Expenses
(deducted from Fund assets)
Management Fees	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.29%[2]	0.30%	0.30%[3]
Total Other Expenses	0.33%	0.36%	0.32%[4]
Total Annual Fund Operating Expenses	1.27%	1.31%	1.27%

Fee Waiver/Expense Reimbursement	(0.11%)	(0.18%)	(0.13%)
Net Expenses[5]	1.16%	1.13%	1.14%

B. Class B Shares

	Actual		Pro forma

			High Yield

		High Yield	Opportunities

		Opportunities	Fund –

	Delchester	Fund –	Class B After

	Fund – Class B	Class B	Transaction

Shareholder Fees
(paid directly from your investment)
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of
offering price)	None	None	None
Maximum Contingent Deferred Sales Charge
(Load) imposed on redemptions (as a
percentage of original purchase price or
redemption price, whichever is lower)	4.00%[6]	4.00%[6]	4.00%[6]

Annual Fund Operating Expenses
(deducted from Fund assets)
Management Fees	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%
Total Other Expenses	0.33%	0.36%	0.32%[4]
Total Annual Fund Operating Expenses	1.98%	2.01%	1.97%

Fee Waiver/Expense Reimbursement	(0.11%)	(0.18%)	(0.13%)

Annual Fund Operating Expenses
(deducted from Fund assets)
Net Expenses[5]	1.87%	1.83%	1.84%

C. Class C Shares

	Actual		Pro forma

			High Yield

		High Yield	Opportunities

		Opportunities	Fund –

	Delchester	Fund –	Class C After

	Fund – Class C	Class C	Transaction

Shareholder Fees
(paid directly from your investment)
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of
offering price)	None	None	None
Maximum Contingent Deferred Sales Charge
(Load) imposed on redemptions (as a
percentage of original purchase price or
redemption price, whichever is lower)	1.00%[7]	1.00%[7]	1.00%[7]

Annual Fund Operating Expenses
(deducted from Fund assets)
Management Fees	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%
Total Other Expenses	0.33%	0.36%	0.32%[4]
Total Annual Fund Operating Expenses	1.98%	2.01%	1.97%

Fee Waiver/Expense Reimbursement	(0.11%)	(0.18%)	(0.13%)
Net Expenses[5]	1.87%	1.83%	1.84%

D. Class R Shares

	Actual		Pro forma

High Yield

		High Yield	Opportunities

		Opportunities	Fund –

	Delchester	Fund –	Class R After

	Fund – Class R	Class R	Transaction

Shareholder Fees
(paid directly from your investment)
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of
offering price)	None	None	None
Maximum Contingent Deferred Sales Charge
(Load) imposed on redemptions (as a
percentage of original purchase price or
redemption price, whichever is lower)	None	None	None

Annual Fund Operating Expenses
(deducted from Fund assets)
Management Fees	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees[8]	0.60%	0.60%	0.60%

Total Other Expenses	0.33%	0.36%	0.32%[4]
Total Annual Fund Operating Expenses	1.58%	1.61%	1.57%

Fee Waiver/Expense Reimbursement	(0.21%)	(0.28%)	(0.23%)
Net Expenses[5]	1.37%	1.33%	1.34%

E. Institutional Class (Class I) Shares

	Actual		Pro forma

			High Yield

		High Yield	Opportunities

		Opportunities	Fund –

	Delchester	Fund –	Class I After

	Fund – Class I	Class I	Transaction

Shareholder Fees
(paid directly from your investment)
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of
offering price)	None	None	None
Maximum Contingent Deferred Sales Charge
(Load) imposed on redemptions (as a
percentage of original purchase price or
redemption price, whichever is lower)	None	None	None

Annual Fund Operating Expenses
(deducted from Fund assets)
Management Fees	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Total Other Expenses	0.33%	0.36%	0.32%[4]
Total Annual Fund Operating Expenses	0.98%	1.01%	0.97%

Fee Waiver/Expense Reimbursement	(0.11%)	(0.18%)	(0.13%)
Net Expenses[5]	0.87%	0.83%	0.84%

(1)	A purchase of Class A shares of $1 million or more may be made at net asset value (“NAV”). However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge (“CDSC”) will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.

(2)	The Board has adopted a formula for calculating 12b-1 plan fees for Delaware Delchester® Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund are the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% on or after June 1, 1992. All Delchester Class A shareholders bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates.

(3)	Effective December 12, 2008, the Board has adopted the blended rate methodology to calculate 12b-1 fees for Class A shares of the Acquiring Fund, described above in footnote (2) in reference to the Delchester Fund. The 0.30% rate shown reflects the application of the blended 12b-1 fee for Class A shares.

(4)	Included in “Total Other Expenses” are the one-time estimated costs of the reorganization, which are anticipated to total approximately $130,000, of which approximately $39,000 will be allocated to the Acquiring Fund. The costs of the Transaction are not subject to the fee waiver described in footnote (5) below.

(5)	The investment manager (Manager) has contracted to waive all or a portion of its investment advisory fees and/or reimburse expenses from December 1, 2008 through November 30, 2009 in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations (collectively, “non-routine” expenses)) from exceeding 0.87% of average daily net assets of Delaware Delchester Fund and 0.83% of average daily net assets of Delaware High-Yield Opportunities Fund. If the Transaction is approved, the Manager will contractually agree to extent the current waiver for Delaware High-Yield Opportunities Fund for one year following the closing date of the Transaction. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Funds’ Board and the Manager. These expense waivers and reimbursements apply only to expenses paid directly by the Funds.

(6)	If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter.

(7)	Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

(8)	The Funds’ distributor, Delaware Distributors, L.P. has contracted to limit the Class R shares 12b-1 fee of Delaware Delchester Fund and Delaware High-Yield Opportunities Fund from December 1, 2008 through November 30, 2009 to no more than 0.50% of average daily net assets. Delaware Delchester Fund has no outstanding Class R shares.

Examples

     These examples are intended to help you compare the cost of investing in Delchester Fund shares with the cost of investing in High-Yield Opportunities Fund shares of the comparable class, both before and after the Transaction. You can also use these examples to compare the cost of these Funds with the cost of other mutual funds with similar investment objectives. The cumulative amount of Fund expenses is shown on a hypothetical investment of $10,000 in the Delchester Fund and the High-Yield Opportunities Fund for the periods indicated and then the sale of your shares at the end of those periods. The examples assume a 5% return each year.(1) These are examples only and do not represent future expenses, which may be greater or less than those shown below. These examples reflect net expenses with applicable expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class A Shares	1 Year	3 Years	5 Years	10 Years
Delchester Fund	$563	$824	$1,106	$1,906
High-Yield Opportunities Fund	$560	$830	$1,119	$1,943
Pro forma High-Yield Opportunities	$561	$822	$1,104	$1,904
Fund (after the Transaction)

Class B Shares(2)	1 Year	3 Years	5 Years	10 Years
Delchester Fund	$590	$836	$1,207	$2,114
High-Yield Opportunities Fund	$586	$838	$1,216	$2,143
Pro forma High-Yield Opportunities	$587	$831	$1,200	$2,104
Fund (after the Transaction)

Class C Shares	1 Year	3 Years	5 Years	10 Years
Delchester Fund	$290	$611	$1,057	$2,297
High-Yield Opportunities Fund	$286	$613	$1,066	$2,323
Pro forma High-Yield Opportunities	$287	$606	$1,050	$2,285
Fund (after the Transaction)

Class R Shares	1 Year	3 Years	5 Years	10 Years
Delchester Fund	$139	$478	$841	$1,861
High-Yield Opportunities Fund	$135	$481	$850	$1,887
Pro forma High-Yield Opportunities	$136	$473	$833	$1,848
Fund (after the Transaction)

Institutional Class Shares	1 Year	3 Years	5 Years	10 Years
Delchester Fund	$89	$301	$531	$1,191
High-Yield Opportunities Fund	$85	$304	$540	$1,220
Pro forma High-Yield Opportunities	$86	$296	$524	$1,178
Fund (after the Transaction)

You would pay the following expenses on the same investment if you did not sell your shares:

Class B Shares(2)	1 Year	3 Years	5 Years	10 Years
Delchester Fund	$190	$611	$1,057	$2,114
High-Yield Opportunities Fund	$186	$613	$1,066	$2,143
Pro forma High-Yield Opportunities	$187	$606	$1,050	$2,104
Fund (after the Transaction)

Class C Shares	1 Year	3 Years	5 Years	10 Years
Delchester Fund	$190	$611	$1,057	$2,297
High-Yield Opportunities Fund	$186	$613	$1,066	$2,323
Pro forma High-Yield Opportunities	$187	$606	$1,050	$2,285
Fund (after the Transaction)

(1)	Each Fund’s actual rate of return may be greater or less than the hypothetical 5% return we used here. This example reflects the net operating expenses with the contractual fee waivers and expense limits for the periods during which such waivers and expense limits are in effect and the total operating expenses without the fee waivers and expense limits thereafter.

(2)	The Class B example reflects the conversion of Class B shares to Class A shares after eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

     The figures above are only examples. They do not represent past or future expenses or returns. Each Fund pays its own operating expenses. The effects of these expenses are reflected in the net asset value and are not directly charged to your account. The expenses of each of the Funds are comprised of expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of that Trust that are allocated among the various series of the Trust.

How do the performance records of the Funds compare?

     As described under the section “Reasons for the Transaction,” the Board considered a number of factors when reviewing the Plan and considering the proposed Transaction, including the performance records of the Funds. The performance history of the Funds (before taxes and without sales charges) as of December 31, 2008 is shown below:

Average Annual Total Returns

Fund and Class	1 Year	3 Years	5 Years	10 Years or
Since
Inception

Delchester Fund--Class A	[___]%	[___]%	[___]%	[___]%
High-Yield Opportunities Fund --Class	[___]%	[___]%	[___]%	[___]%
A

Delchester Fund--Class B	[___]%	[___]%	[___]%	[___]%
High-Yield Opportunities Fund --Class	[___]%	[___]%	[___]%	[___]%
B

Delchester Fund--Class C	[___]%	[___]%	[___]%	[___]%
High-Yield Opportunities Fund --Class	[___]%	[___]%	[___]%	[___]%
C

Delchester Fund—Class R(2)	N/A	N/A	N/A	N/A
High-Yield Opportunities Fund –Class	[___]%	[___]%	[___]%	[___]%(1)
R

Delchester Fund-- Institutional Class	[___]%	[___]%	[___]%	[___]%
High-Yield Opportunities Fund --	[___]%	[___]%	[___]%	[___]%
Institutional Class

(1)	The inception date for High-Yield Opportunities Fund’s Class R shares was June 2, 2003.

(2)	Delchester Fund has no outstanding Class R shares.

Where can I find more financial information about the Funds?

     Each Fund’s annual report contains a discussion of each Fund’s performance during the Funds’ past fiscal year and shows per share information for each of the Funds’ past five fiscal years. The Acquiring Fund Annual Report accompanies this Proxy Statement/Prospectus. The Acquired Fund’s Annual Report and these documents are also available upon request. (See “More Information about the Funds” below) The Fund Prospectus also contains further financial information about the Acquiring Fund.

What are other key features of the Funds?

     Investment Management Fees. DMC is the investment manager of each Fund. DMC has entered into separate investment management agreements relating to each Fund that provide for reductions in the fee rate for a Fund as the assets of the Fund increase. The Funds have the same investment management fee schedule, which is:

Investment Management Fee

0.65% on the first $500 million;
0.60% on the next $500 million;
0.55% on the next $1.5 billion; and
0.50% on assets in excess of $2.5 billion

     DMC has contracted to waive that portion, if any, of the annual management fees payable by each Fund and to pay certain expenses of each Fund for the period through November 30, 2009 to the extent necessary to limit the total operating expenses of each Fund to the levels described in the Fee Tables above. If the Transaction is approved, DMC will contractually agree to extend the Acquiring Fund’s management fee waiver for one year following the Closing Date.

     Distribution Services. Pursuant to underwriting agreements relating to the Funds, Delaware Distributors, L.P. (“DDLP”), 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as the national distributor for the shares of the Funds. DDLP pays the expenses of the promotion and distribution of the Funds’ shares, except for payments by the Funds on behalf of Class A shares, Class B shares, Class C, and Class R shares under their respective 12b-1 Plans. DDLP is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc. and an affiliate of DMC.

     Pursuant to a contractual arrangement with DDLP, Lincoln Financial Distributors, Inc. (“LFD”), 130 N. Radnor-Chester Road, Radnor, PA 19087, is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors, and other financial intermediaries. LFD is also an affiliate of DDLP and DMC.

     Rule 12b-1 Plans. The Funds have adopted a separate distribution plan or “Rule 12b-1 Plan” for its Class A shares, Class B shares, Class C shares, and Class R shares (collectively, the “Rule 12b-1 Plans” and, each individually, a “Rule 12b-1 Plan”).

     Each Rule 12b-1 Plan permits the relevant Fund to pay out of the assets of its Class A shares, Class B shares, Class C shares, and Class R shares, as applicable, monthly fees to DDLP for its services and expenses in distributing and promoting shares of such classes. These expenses may include, among others, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into dealer agreements with DDLP. The Rule 12b-1 Plan expenses relating to Class B shares and Class C shares are also used to pay DDLP for advancing the commission costs to dealers with respect to the initial sale of such Class B and Class C shares. In addition, each Fund’s Rule 12b-1 Plan permits the relevant Fund to make payments out of the assets of the Class A shares, Class B shares, Class C shares, and Class R shares to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such Classes.

     The Board of the Acquired Fund adopted a formula for calculating 12b-1 plan expenses for the Acquired Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing the shares that were acquired before June 1, 1992 and 0.30% of the average daily net assets representing the shares that were acquired on or after June 1, 1992. All of the Acquired Fund’s Class A shareholders bear the 12b-1 fees at this blended rate. Effective December 12, 2008, the Board of the Acquiring Fund adopted the same blended rate methodology as is used for Class A shares of the Acquired Fund, although the Acquiring Fund had no shares outstanding that were acquired before June 1, 1992.

     Currently, the maximum aggregate annual fee payable under both Funds’ Rule 12b-1 Plans for the Funds’ Class B, Class C and Class R shares is, on an annual basis: up to 1.00% (0.25% of which are service fees to be paid to DDLP, dealers, and others for providing personal service and/or maintaining shareholder accounts) of each Fund’s Class B shares’ and Class C shares’ average daily net assets; and up to 0.60% (currently contractually limited by DDLP to 0.50% through November 30, 2009) of the average daily net assets of each Fund’s Class R shares (note that the Acquired Fund has no outstanding Class R shares). The Board may reduce these amounts at any time.

     Purchase, Exchange, and Redemption Procedures. Procedures for the purchase, exchange and redemption of each Fund’s shares are identical. You may refer to the Fund Prospectus under the section entitled “About Your Account” for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges, and redemptions of the Acquiring Fund’s shares.

     Dividends, Distributions, and Taxes. Each Fund expects to declare dividends daily and distribute all of its net investment income, if any, to shareholders as dividends monthly. Each Fund may also distribute net capital gains, if any, twice a year. For more information about dividends, distributions and the tax implications of investing in the Acquiring Fund, please see the Fund Prospectus under the section entitled “About Your Account--Dividends, distributions, and taxes.”

REASONS FOR THE TRANSACTION

     Based on the considerations described below, the Board, including the Trustees who are deemed to be independent trustees (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Acquired Fund and the Acquiring Fund, have determined that the Transaction would be in the best interests of the Acquired Fund and the Acquiring Fund and that the interests of the Acquired Fund’s and the Acquiring Fund’s existing shareholders would not be diluted as a result of the Transaction.

     At a meeting of the Board held on November 19, 2008, DMC presented the Plan to the Board and provided the Board with data and analysis regarding the proposed Transaction. At the meeting, the Board considered a number of factors, including the following:

°	The compatibility of the Acquired Fund’s investment objective, policies, and restrictions with the investment objective, policies, and restrictions of the Acquiring Fund;

°	The relative investment performance of the Funds;

°	The relative size of the Acquired Fund as compared to the Acquiring Fund both before and after the Transaction;

°	The relative past and current growth in assets of the Funds and the anticipated future inability of the Acquired Fund to achieve satisfactory asset growth as analyzed by DDLP;

°	The relative expense ratios of the Funds and the anticipated impact of the proposed Transaction on the expense ratios of the Acquiring Fund both before and after expense caps and fee waivers;

°	The proposal of DMC to waive all or a portion of its investment advisory fees and/or reimburse expenses for a period of one year following the completion of the reorganization in order to prevent total annual fund operating expenses (excluding certain expenses as described below) from exceeding 0.83% of the Acquiring Fund’s average daily net assets.

°	The anticipated federal income tax consequences of the Transaction with respect to each Fund and its shareholders; including that the Transaction will likely not result in a limitation on the use by Acquiring Fund of the Acquired Fund’s capital loss carryforwards (but likely will result in a limitation on the use by Acquiring Fund of its own capital loss carryforwards); therefore, shareholders of the Acquired Fund, including Acquiring Fund shareholders post- Transaction, may continue to benefit from Acquired Fund’s capital loss carryforwards, which may be used to offset future capital gains.

°	The portfolio management team that manages the Acquired Fund and Acquiring Fund is identical;

°	The estimated costs of the Transaction and the extent to which the Funds would bear such costs; and

°	The potential benefits of the proposed Transaction for the shareholders of the Acquired Fund and the Acquiring Fund.

     The Board noted that the investment objectives for the Acquired Fund are the same as the investment objectives of the Acquiring Fund. The Board considered that the portfolio of the Acquired Fund has historically been managed in substantially the same manner, and has substantially similar holdings, as the portfolio of the Acquiring Fund, which should help to provide a relatively smooth transition for shareholders of the Acquired Fund should the Transaction be approved. The materials provided to the Board also explained that the investment strategies and policies of the Acquired Fund are substantially similar to the investment strategies and policies of the Acquiring Fund.

     With respect to performance, the materials provided to the Board showed that the Acquired Fund’s Class A shares had stronger performance than the Acquiring Fund’s Class A shares over the trailing three- and five-year period through September 30, 2008; however, the Acquiring Fund’s Class A shares had a stronger performance record for the trailing one-, and 10-year periods through September 30, 2008. In addition, over the trailing one-, and 10-year periods, the Acquiring Fund had a stronger performance percentile rank relative to its Lipper peer group and Morningstar category than the Acquired Fund.

     The Board also considered sales and redemption data and relative asset growth for each Fund. The information provided to the Board indicated that the last year that the Acquired Fund had a positive net flow was the year ended December 31, 2003. From the year ended December 31, 2004 until the year-to-date period through September 30, 2008, the Acquired Fund has experienced negative net flows. On the other hand, the Acquiring Fund has experienced positive net flows during the December 31, 2004 until December 31, 2007 period, while having a negative net flow in the year-to-date period through September 30, 2008.

     In deciding whether to recommend approval of the Transaction to shareholders, the Board also considered the fees and expense ratios of the Acquiring Fund and the Acquired Fund and the impact of existing and proposed contractual fee waivers on such expense ratios. The Board considered the potential benefits afforded by a larger fund through cost savings as a result of economies of scale from the spreading of fixed costs over a larger asset base and by reaching breakpoints in investment management fees, although there can be no assurance that operational savings will be realized.

     At the Board meeting, DMC informed the Board that, with the contractual fee waivers and expense limitations currently in place at that time, the net expenses for the Acquiring Fund are less than the net expenses of the Acquired Fund on Class A, Class B, Class C and Institutional Class shares (note that the Acquired Fund has no outstanding Class R shares). The Board also considered the proposal of DMC to waive all or a portion of its investment advisory fees and/or reimburse expenses through November 30, 2009, and, if the Transaction is approved, for one year following the closing of the Transaction, in order to prevent total annual fund operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses (as defined above)), from exceeding 0.83% of the Acquiring Fund’s average daily net assets. In addition, the Board considered the proposal by DDLP that the Acquiring Fund adopt the blended rate formula that is used to calculate 12b-1 expenses for Class A shares of the Acquired Fund. As a result of DMC’s and DDLP’s proposed waivers, reimbursements and/or limitations, as the case may be, the Board noted that the pro forma net expenses of the Acquiring Fund after the Transaction will be slightly less than the net expenses of the Acquired Fund for all share classes.

     DMC informed the Board that the Transaction will be structured as a tax-free reorganization. DMC also informed the Board as to the cost of the Transaction, including the costs associated with the solicitation of proxies. The Board considered that the expenses of the Transaction would be shared as follows: 40% by DMC, 30% by the Acquired Fund, and 30% by the Acquiring Fund. The total cost of the Transaction is estimated to be approximately $130,000.

     The Board approved the Plan, concluding that the Transaction is in the best interests of the Acquired Fund and the Acquiring Fund and that no dilution of value would result to the shareholders of either Fund from the Transaction. The Board then decided to recommend that shareholders of the Acquired Fund vote to approve the Transaction. The Board approving the Plan and making the foregoing determinations included all of the Independent Trustees.

     FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES OF DELAWARE GROUP® INCOME FUNDS, ON BEHALF OF THE ACQUIRED FUND, UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL.

     If the shareholders of the Acquired Fund do not approve the Plan, the Board may consider other possible courses of action for the Acquired Fund, including liquidation and dissolution.

INFORMATION ABOUT THE TRANSACTION AND THE PLAN

     This is only a summary of the Plan. You should read the actual Plan relating to the Transaction, which is attached as Exhibit A to this Proxy Statement/Prospectus and is incorporated herein by reference.

How will the Transaction be carried out?

     If the shareholders of the Acquired Fund approve the Plan, the Transaction will take place after the parties to the Plan satisfy various conditions.

     If the shareholders of the Acquired Fund approve the Plan, the Acquired Fund will deliver to the Acquiring Fund substantially all of its property, assets, and goodwill on the Closing Date. In exchange, Delaware Group® Income Funds, on behalf of the Acquired Fund, will receive Acquiring Fund shares to be distributed pro rata to the Acquired Fund’s shareholders. The value of the assets to be delivered to the Acquiring Fund shall be computed as of the close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on the last business day prior to the Closing Date. A business day is any day that the NYSE is open for business (“Business Day”).

     If the Transaction is approved, the stock transfer books of the Acquired Fund will be permanently closed as of the close of business of the NYSE on the Business Day before the Closing Date. The Acquired Fund will accept requests for redemption only if received in proper form before that time. Redemption requests received after that time will be considered requests to redeem shares of the Acquiring Fund.

     To the extent permitted by law, the Plan may be amended without shareholder approval at the direction of the Board. The Board may also agree to terminate and abandon the Transaction at any time before or after the approval of shareholders of the Acquired Fund or may terminate and abandon the Transaction if certain conditions required under the Plan have not been satisfied.

Who will pay the expenses of the Transaction?

     The expenses resulting from the Acquired Fund’s participation in the Transaction, including solicitation of proxies, will be shared by the following parties in the percentages indicated: 30% by the Acquired Fund, 30% by the Acquiring Fund, and 40% by DMC. The total cost of the Transaction is estimated to be approximately $130,000. The Funds will bear these Transaction costs without regard to any of the expense limits noted above.

What are the tax consequences of the Transaction?

     The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”). Based on certain assumptions made and representations to be made on behalf of the Acquired Fund and the Acquiring Fund, it is expected that Stradley Ronon Stevens & Young, LLP will provide a legal opinion that, for federal income tax purposes: (i) shareholders of the Acquired Fund will not recognize any gain or loss as a result of the exchange of their shares of the Acquired Fund for shares of the Acquiring Fund; (ii) the Acquiring Fund and its shareholders will not recognize any gain or loss upon receipt of the Acquired Fund’s assets; and (iii) the holding period and aggregate tax basis for the Acquiring Fund shares that are received by an Acquired Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the Acquired Fund previously held by such shareholder.

     Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Transaction is consummated but does not qualify as a tax free reorganization under the Code, and thus is taxable, the Acquired Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund and each shareholder of the Acquired Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Acquired Fund shares and the fair market value of the shares of the Acquiring Fund it received.

     A fund with available capital loss carryovers may be more tax efficient for shareholders because any capital losses used to offset realized capital gains increase the after-tax return of shareholders. Capital losses can generally be carried forward to each of the eight (8) taxable years succeeding the loss year to offset future capital gains. Based on the respective net asset values of the Funds as of October 31, 2008, the Transaction will result in a more than 50% “change in ownership” of Acquiring Fund, as the Acquiring Fund is the smaller of the two

Funds. As a result, the capital loss carryovers (together with any current year loss and net unrealized depreciation in the value of investments, collectively referred to as “aggregate capital loss carryovers”) of the Acquiring Fund will be subject to an annual limitation for federal income tax purposes. The aggregate tax basis capital loss carryovers, of the Acquiring Fund as compared to those of the Acquired Fund and the approximate annual limitation on the use of the Acquiring Fund’s aggregate capital loss carryovers following the Transaction are as follows:

	Acquired	Acquiring

	Fund	Fund

Capital Loss Carryovers (1)

Expiring 2009-2016	($517,967,164)

Expiring 2010-2016		($5,407,330)

Post-October Losses (2)	($16,680,713)	($11,047,478)

Unrealized depreciation in value of
investments as of July 31, 2008	($14,107,845)	($8,445,799)

Aggregate Capital Loss Carryovers (3)	($548,755,722)	($24,900,607)

Unrealized depreciation in investments
as a percentage of net asset value	-9.81%	-7.32%

Net Asset Value as of 10/31/2008	$143,854,514	$115,331,796

Long-Term Tax-Exempt Rate [Dec 2008]		5.40%

Approximate Annual Limitation (4)	n/a	$6,227,917

(1) As of 7/31/08, the last fiscal year-end of each Fund.

(2) Losses realized after October 31, 2007 are treated as being realized on 8/1/08, the first day of the next taxable year of each Fund.

(3) Does not include current year losses, if any.

(4) The actual limitation will equal the aggregate net asset value of the Acquiring Fund on the closing date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Transaction closes; such limitation is increased by the amount of any built-in gain, i.e., unrealized appreciation in value of investments, of the Acquiring Fund on the Closing Date that is recognized in a taxable year.

     This annual limitation on use of the Acquiring Fund’s aggregate capital loss carryovers may or may not be material, depending on the facts at the time of the closing of the Transaction. However, the aggregate capital loss carryovers of the Acquired Fund will continue to be available, provided the Acquired Fund is the larger of the two Funds on the Closing Date. This being the case, the benefits of the Acquired Fund’s aggregate capital loss carryovers will accrue post-Transaction to all Acquiring Fund shareholders. While that might be viewed as resulting in some reduction in the available tax benefits for the shareholders of the Acquired Fund, such reduced benefit may not be material because the Acquired Fund likely would not have been able to fully utilize its capital loss carryovers in any event before they expired because of the amount of the Acquired Fund’s capital loss carryovers relative to its aggregate net asset value.

     Buying shares in a fund that has material unrealized appreciation in portfolio investments may be less tax efficient than buying shares in a fund with no such unrealized appreciation in value of investments. Conversely, buying shares in a fund with unrealized depreciation in value of investments may be more tax efficient because such deprecation when realized will offset other capital gains that might otherwise be distributed to shareholders causing the shareholders to pay tax on such distributions. These same considerations apply in the case of a reorganization. The shareholders of both Funds will be subject to either greater or less appreciation (depreciation) in value of portfolio investments as a result of the reorganization. Based on the Acquired Fund’s unrealized depreciation in value of investments as of July 31, 2008 as a percentage of its net asset value as of October 31, 2008 of -9.8 % compared to that of the Acquiring Fund of -7.3%, and of -8.7% on a combined basis post-Transaction, the shareholders of neither Fund are being exposed to any material differences in the unrealized depreciation in value of investments post-Transaction relative to the amount of unrealized depreciation to which they are presently exposed.

     After the Transaction, you will continue to be responsible for tracking the adjusted tax basis and holding period for your shares for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax adviser about the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

What should I know about shares of the Acquiring Fund?

     If the Transaction is approved, full and fractional shares of the Acquiring Fund will be distributed to shareholders of the Acquired Fund in accordance with the procedures described above. When issued, each share will be validly issued and fully paid and non-assessable. The shares of the Acquiring Fund will be recorded electronically in each shareholder’s account. The Acquiring Fund will then send a confirmation to each shareholder. As of the Closing Date, any outstanding certificates, if any, representing shares of the Acquired Fund will be cancelled.

     The Acquiring Fund shares to be issued in the Transaction have the same rights and privileges as your Acquired Fund shares. For example, all shares have non-cumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect any trustees.

     Like the Acquired Fund, the Acquiring Fund does not routinely hold annual meetings of shareholders. The Acquiring Fund may hold special meetings for matters requiring shareholder approval. A meeting of the Acquiring Fund’s shareholders may also be called at any time by the Board or by the chairperson of the Board or by the president.

     For purposes of calculating any applicable contingent deferred sales charges, the period you have held your shares in the Acquired Fund will be counted toward, and carried over as, the holding period of the shares you receive in the Acquiring Fund as part of the Transaction.

What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

     The following table sets forth, as of July 31, 2008, the separate capitalizations of the Acquiring Fund and the Acquired Fund and the estimated capitalization of the Acquiring Fund as adjusted to give effect to the proposed Transaction. The capitalization of the Acquiring Fund is likely to be different if and when the Transaction is actually consummated.

	Acquired Fund	Acquiring Fund	Pro Forma	Acquiring
	(Audited)	(Audited)	Adjustments to	Fund after
			Capitalization (1)	Transaction
			(Unaudited)	(Unaudited)

Net Assets (all	$201,082,227	$164,552,413	($78,184)	$365,556,456
classes)

Total shares	68,211,048	42,391,046	--	94,202,212
outstanding

Class A net assets	$161,178,928	$86,808,454	($51,957)	$247,935,425

Class A shares	54,704,652	22,365,434	--	63,893,559
outstanding

Class A net asset value	$2.95	$3.88	--	$3.88
per share

Class B net assets	$10,436,413	$7,827,183	($3,888)	$18,259,708

Class B shares	3,531,813	2,019,021	--	4,711,209
outstanding

Class B net asset	$2.96	$3.88	--	$3.88
value per share

Class C net assets	$14,796,279	$21,146,342	($7,901)	$35,934,720

Class C shares	5,000,194	5,445,642	--	9,256,169
outstanding

Class C net asset	$2.96	$3.88	--	$3.88
value per share

Class R net assets (2)	$0	$11,305,181	($2,686)	$11,302,495

Class R shares	--	2,907,310	--	2,907,310
outstanding (2)

Class R net asset	--	$3.89	--	$3.89
value per share (2)

Institutional Class net	$14,670,607	$37,465,253	($11,752)	$52,124,108
assets

Institutional Class	4,974,389	9,653,639	--	13,433,965
shares outstanding

Institutional Class net	$2.95	$3.88	--	$3.88
asset value per share

(1)	The adjustments reflect the costs of the Transaction incurred by each Fund.

(2)	Class R shares of the Acquiring Fund will not be issued in connection with the Transaction because the Acquired Fund currently has no Class R shares outstanding.

COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES, POLICIES, AND RISKS

     This section describes the investment objectives, principal investment strategies, and the key investment policies of the Funds, and certain noteworthy differences between such objectives, strategies, and policies, as well as the risks associated with such objectives, strategies, and policies. For a complete description of the Acquiring Fund’s investment strategies, policies, and risks, you should read the Fund Prospectus, which is included with this Proxy Statement/Prospectus.

Are there any significant differences between the investment objectives of the Acquired Fund and the Acquiring Fund?

     The Fund’s investment objectives are identical. Both Funds seek total return as their primary objective and seek high current income as their secondary objective. Each Fund’s investment objectives are non-fundamental and may be changed without prior shareholder approval.

Are there any significant differences between the investment strategies and policies of the Acquired Fund and the Acquiring Fund?

     The investment strategies and policies of the Acquired Fund are substantially similar to the investment strategies and policies of the Acquiring Fund. Each Fund invests primarily in corporate bonds rated BB or lower by S&P or similarly rated by another NRSRO. In addition, both Funds may invest up to 25% of their assets in securities of issuers domiciled in foreign countries, up to 15% in defaulted bonds, up to 15% in illiquid securities, and less than 5% in equity securities.

     The most significant difference in the Funds’ stated investment policies is that the Acquiring Fund will, under normal circumstances, invest at least 80% of its net assets in fixed income securities rated at the time of purchase BB or lower by S&P or similarly rated by another NRSRO or, if unrated, judged to be of comparable quality, while the Acquired Fund must invest primarily (i.e., 65%) in such securities. In addition, the Acquired Fund will, under normal circumstances, invest at least 80% of its net assets in corporate bonds (rated BBB or lower), U.S. government securities, or commercial paper of highly rated companies. The policies described above are not fundamental and can be changed by the Board without shareholder approval; however, shareholders would be given 60 days’ notice prior to any such change.

How do the fundamental investment restrictions of the Funds differ?

     The Funds have adopted identical fundamental investment restrictions. A Fund may not change any of its fundamental investment restrictions without a prior Majority Vote (as defined below) of its shareholders. The Acquiring Fund’s fundamental investment restrictions are listed in the Acquiring Fund’s Statement of Additional Information dated November 28, 2008 related to the Fund Prospectus, which is incorporated by reference into the Statement of Additional Information relating to this Prospectus/Proxy Statement and is available upon request.

What are the risk factors associated with investments in the Funds?

     Investments in the Funds are subject to substantially identical risks. Like all investments, an investment in each Fund involves risk. There is no assurance that a Fund will meet its investment objective. A Fund’s ability to achieve its investment objective will depend, among other things, on the portfolio managers’ analytical and portfolio management skills. As with investments in most mutual funds, the best results may be achieved when investments in the Funds are held for a number of years. Examples of the risks incurred by investors in the Funds are:

     Market risk. Market risk is the risk that all or a majority of the securities in a certain market - like the stock or bond market - will decline in value because of economic conditions, future expectations, or investor confidence.

     Industry and security risk. Industry risk is the risk that the value of the securities in a particular industry will decline because of changing expectations for the performance of that industry. Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond.

     Interest rate risk. Interest rate risk is the risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall. Investments in equity securities issued by small and medium sized companies, which often borrow money to finance operations, may also be adversely affected by rising interest rates. Swaps may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the portfolio manager anticipates them, a fund could experience a higher or lower return than anticipated. For example, if a fund holds interest rate swaps and is required to make payments based on variable interest rates, it will have to make interest payments if interest rates rise, which will not necessarily be offset by the fixed-rate payments it is entitled to receive under the swap agreement.

     Derivatives risk. Derivatives risk is the possibility that a Fund may experience a significant loss if it employs a derivatives strategy (including a strategy involving credit default swaps) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transaction depends on the willingness and ability of the counterparty to fulfill its contractual obligations. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a Fund from using the strategy.

     Credit risk. Credit risk is the possibility that a bond’s issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal. Bonds rated below investment grade are particularly subject to this risk. Investing in so-called “junk” or “high-yield” bonds entails the risk of principal loss, which may be greater than the risk involved in investment grade bonds. High-yield bonds are sometimes issued by companies whose earnings at the time the bond is issued are less than the projected debt payments on the bonds.

     Recession risk. Although the market for high-yield bonds existed through periods of economic downturns, the high-yield market grew rapidly during the long economic expansion which took place in the United States during the 1980s. During that economic expansion, the use of high-yield debt securities to finance highly leveraged corporate acquisitions and restructuring increased dramatically. As a result, the high-yield market grew substantially. Some analysts believe a protracted economic downturn would severely disrupt the market for high-yield bonds, adversely affect the value of outstanding bonds and adversely affect the ability of high-yield issuers to repay principal and interest.

     Foreign risk. Foreign risk is the risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, foreign economic conditions, or inadequate regulatory and accounting standards.

     Loans and other direct indebtedness risk. Loans and other direct indebtedness risk involves the risk that a fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer a fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by a fund may involve revolving credit facilities or other standby financing commitments which obligate a fund to pay additional cash on a certain date or on demand. These commitments may require a fund to increase its investment in a company at a time when that fund might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high-grade debt obligations in an amount sufficient to meet such commitments.

     As a fund may be required to rely upon another lending institution to collect and pass on to a fund amounts payable with respect to the loan and to enforce a fund's rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent a fund from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to a fund.

     Liquidity risk. Liquidity risk is the possibility that securities cannot be readily sold, within seven days, at approximately the price at which a Fund has valued them.

     Valuation risk. A less liquid secondary market, as described above, makes it more difficult for a Fund to obtain precise valuations of the high-yield securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing high-yield securities.

     Redemption risk. If investors redeem more shares of a fund than are purchased for an extended period of time, a fund may be required to sell securities without regard to the investment merits of such actions. This could decrease a fund’s asset base, potentially resulting in a higher expense ratio.

     Legislative and regulatory risks. The United States Congress has, from time to time, taken or considered legislative actions that could adversely affect the high-yield bond market. For example, Congressional legislation has, with some exceptions, generally prohibited federally insured savings and loan institutions from investing in high-yield securities. Regulatory actions have also affected the high-yield market. Similar actions in the future could reduce liquidity for high-yield securities, reduce the number of new high-yield securities being issued, and could make it more difficult for a Fund to attain its investment objective.

     Portfolio turnover rates. Portfolio turnover rates reflect the amount of securities that are replaced from the beginning of the year to the end of the year by a Fund. The higher the amount of portfolio activity, the higher the brokerage costs and other transaction costs of a Fund are likely to be. The amount of portfolio activity will also affect the amount of taxes payable by a Fund’s shareholders that are subject to federal income tax, as well as the character (ordinary income vs. capital gains) of such tax obligations.

     For a complete description of the Acquiring Fund’s investment risks, you should read the Fund Prospectus, which is included with this Proxy Statement/Prospectus. In addition, for a complete description of the Acquired Fund’s investment risks, you may read the Acquired Fund’s Prospectus dated November 28, 2008, which is incorporated by reference into this Proxy Statement/Prospectus.

What vote is necessary to approve the Plan?

     Required Vote. Provided that “Quorum” requirements (as defined below) have been satisfied, the Plan must be approved by a Majority Vote, meaning the affirmative vote of the lesser of: (1) more than 50% of the outstanding voting securities of the Acquired Fund; or (2) 67% or more of the voting securities of the Acquired Fund present at the Meeting if the holders of more than 50% of the Acquired Fund’s outstanding voting securities are present or represented by proxy. With respect to the Acquired Fund, “Quorum” means one-third (33 1/3%) of the shares entitled to vote at the Meeting that are present in person or represented by proxy at the Meeting.

MORE INFORMATION ABOUT THE FUNDS

     Administration and Transfer Agency Services. Delaware Service Company, Inc. (“DSC”), 2005 Market Street, Philadelphia, Pennsylvania 19103, an affiliate of DMC, acts as the administrator and shareholder servicing, dividend disbursing, and transfer agent for each Fund and for other mutual funds in the Delaware Companies. For its transfer agency, shareholder servicing, and dividend disbursing services, DSC is paid an annual per account charge of $27.00 for each open account and $10.00 for each closed account on its records and each account held on a sub-accounting system maintained by firms that hold accounts on an omnibus basis. These fees are charged to each Fund on a pro rata basis.

     Custodial Services. The Bank of New York Mellon (“BNY Mellon”) is the custodian of the securities and other assets of the Funds. The main office of Mellon is One Wall Street, New York, NY 10286.

     Fund Accounting Services. BNY Mellon currently also provides fund accounting and financial administration services to each Fund. Those services include performing or overseeing all functions related to calculating each Fund’s net asset value and providing financial reporting information, regulatory compliance testing and other related accounting services.

     Oversight Services. DSC also provides fund accounting and financial administration oversight services to the Funds. Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements, and other regulatory filings.

     Additional Information. More information about the Acquiring Fund is included in: (i) the Fund Prospectus, which is included with and considered a part of this Proxy Statement/Prospectus; (ii) the Statement of Additional Information dated November 28, 2008, related to the Fund Prospectus; (iii) the Statement of Additional Information dated [January 5], 2009 (relating to this Proxy Statement/Prospectus), which is incorporated by reference herein; and (iv) the Acquiring Fund’s Annual Report to shareholders for the year ended July 31, 2008 (“Annual Report”), which is included with and considered a part of this Proxy Statement/Prospectus. You may request free copies of the Statement of Additional Information (including any supplements), and the Annual Report, which have been filed with the SEC, by calling (800) 523-1918 or by writing to the Trust at Attention: Account Services, P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service.

     This Proxy Statement/Prospectus, which constitutes part of a Registration Statement filed by the Acquiring Fund with the SEC under the Securities Act of 1933, as amended, omits certain information contained in such Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Fund and the shares it offers. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

     Each Fund also files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. 20549. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates or from the SEC’s Web site at www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

VOTING INFORMATION

How will the shareholder voting be handled?

     Only shareholders of record of the Acquired Fund at the close of business on December 23, 2008 (the “Record Date”), will be entitled to notice of and to vote at the Meeting on the matters described in this Proxy Statement/Prospectus, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. If sufficient votes to approve the Proposal are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies. A majority of the votes cast by shareholders of the Acquired Fund present in person or by proxy at the Meeting (whether or not sufficient to constitute a Quorum) may adjourn the Meeting. The Meeting may also be adjourned by the Chairperson of the Meeting. It is anticipated that the persons named as proxies on the enclosed proxy cards will use the authority granted to them to vote on adjournment in their discretion.

     Abstentions and broker non-votes will be included for purposes of determining whether a Quorum is present at the Meeting for a particular matter, and will have the same effect as a vote “against” the Proposal. Broker non-votes are proxies from brokers or nominees indicating that such persons have not received voting instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power. The Acquired Fund does not expect to receive any broker non-votes.

How do I ensure my vote is accurately recorded?

     You may attend the Meeting and vote in person. You may also vote by completing, signing, and returning the enclosed proxy card in the enclosed postage paid envelope, or by telephone or through the Internet. If you return your signed proxy card or vote by telephone or through the Internet, your vote will be officially cast at the Meeting by the persons appointed as proxies. A proxy card is, in essence, a ballot. If you simply sign and date the proxy card but give no voting instructions, your shares will be voted in favor of the Proposal and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting. If your shares are held of record by a broker/dealer and you wish to vote in person at the Meeting, you should obtain a legal proxy from your broker of record and present it at the Meeting.

May I revoke my proxy?

     Shareholders may revoke their proxy at any time before it is voted by sending a written notice to Delaware Group® Income Funds expressly revoking their proxy, by signing and forwarding to Delaware Group Income Funds a later-dated proxy, or by attending the Meeting and voting in person. If your shares are held in the name of your broker, you will have to make arrangements with your broker to revoke a previously executed proxy.

What other matters will be voted upon at the Meeting?

     The Board of Delaware Group Income Funds does not intend to bring any matters before the Meeting with respect to the Acquired Fund other than those described in this Proxy

Statement/Prospectus. The Board of Delaware Group Income Funds is not aware of any other matters to be brought before the Meeting with respect to the Acquired Fund by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Who is entitled to vote?

     Only shareholders of record on the Record Date will be entitled to vote at the Meeting. There were [__________] outstanding shares of the Acquired Fund entitled to vote as of the Record Date.

What other solicitations will be made?

     This proxy solicitation is being made by the Board of Delaware Group Income Funds for use at the Meeting. The cost of this proxy solicitation will be shared as set forth below. In addition to solicitation by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts. Delaware Group Income Funds will request broker/dealer firms, custodians, nominees, and fiduciaries to forward proxy materials to the beneficial owners of the shares of record. Delaware Group Income Funds may reimburse broker/dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of Delaware Group Income Funds, Delaware Management Business Trust and their affiliates may, without extra pay, conduct additional solicitations by telephone, telecopy, and personal interviews. Delaware Group Income Funds has engaged Computershare Fund Services, Inc. (“Computershare”) to solicit proxies from brokers, banks, other institutional holders and individual shareholders at an anticipated cost of approximately $41,000, including out of pocket expenses, which will be borne as described below. Fees and expenses may be greater depending on the effort necessary to obtain shareholder votes. Delaware Group Income Funds has also agreed to indemnify Computershare against certain liabilities and expenses, including liabilities under the federal securities laws.

     As the Meeting date approaches, certain shareholders of the Acquired Fund may receive a telephone call from a representative of Computershare if their votes have not yet been received. Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. These procedures are designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

     In all cases where a telephonic proxy is solicited, the Computershare representative is required to ask for each shareholder’s full name and address, or the zip code or employer identification number, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Computershare representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to Computershare, then the Computershare representative has the responsibility to explain the process, read the Proposal listed on the proxy card and ask for the shareholder’s instructions on the Proposal. Although the Computershare representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Proxy Statement/Prospectus. Computershare will record the shareholder’s instructions on the proxy card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call Computershare immediately if his or her instructions are not correctly reflected in the confirmation.

Who will pay the expenses of the Proposal?

     The total cost of the Transaction is estimated to be approximately $130,000. The costs of the Transaction, including the costs of soliciting proxies in connection with the Meeting, will be shared by the following parties in the percentages indicated: 30% by the Acquired Fund, 30% by the Acquiring Fund, and 40% by DMC.

How do I submit a shareholder proposal?

     Delaware Group® Income Funds is not required to, and does not intend to, hold regular annual shareholders’ meetings. A shareholder wishing to submit a proposal for consideration for inclusion in a proxy statement for the next shareholders’ meeting should send his or her written proposal to the offices of Delaware Group Income Funds, directed to the attention of its Secretary, at the address of its principal executive office printed on the first page of this Proxy Statement/Prospectus, so that it is received within a reasonable time before any such meeting. The inclusion and/or presentation of any such proposal is subject to the applicable requirements of the proxy rules under the 1934 Act. Submission of a proposal by a shareholder does not guarantee that the proposal will be included in Delaware Group Income Funds’ proxy statement or presented at the meeting.

PRINCIPAL HOLDERS OF SHARES

     [On the Record Date, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding voting shares of any Fund, or class thereof.

     To the best knowledge of the Trust, as of the Record Date, no person, except as set forth in the table at Exhibit B, owned of record 5% or more of the outstanding shares of any class of the Acquired Fund or the Acquiring Fund. Except as noted therein, the Trust have no knowledge of beneficial ownership.]

EXHIBITS TO
PROXY STATEMENT/PROSPECTUS

Exhibit A - Form of Plan of Reorganization by the Delaware Group® Income Funds, on behalf of two of its series, the Delaware Delchester® Fund and the Delaware High-Yield Opportunities Fund

Exhibit B - Principal Holders of Shares

OTHER DOCUMENTS INCLUDED WITH THIS PROXY STATEMENT/PROSPECTUS

°	Prospectus of the Delaware High-Yield Opportunities Fund and Delaware Delchester® Fund dated November 28, 2008, as supplemented to date.

°	Annual Report of Delaware High-Yield Opportunities Fund for the period ended July 31, 2008.

PLAN OF REORGANIZATION

     This PLAN OF REORGANIZATION (the “Plan”), made as of this __ day of ______ 2008, is adopted by Income Funds (the “Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 2005 Market Street, Philadelphia, Pennsylvania 19103, on behalf of two of its series, Delaware High-Yield Opportunities Fund (the “Acquiring Fund”), and Delaware Delchester Fund (the “Acquired Fund”).

     The reorganization (hereinafter referred to as the “Reorganization”) will consist of: (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill of the Acquired Fund in exchange solely for (a) shares of beneficial interest, without par value, of the Acquiring Fund – Class A (“Acquiring Fund Class A Shares”), (b) shares of beneficial interest, without par value, of the Acquiring Fund – Class B (“Acquiring Fund Class B Shares”), (c) shares of beneficial interest, without par value, of the Acquiring Fund – Class C (“Acquiring Fund Class C Shares”), and (d) shares of beneficial interest, without par value, of the Acquiring Fund – Institutional Class (“Acquiring Fund Class I Shares”); (ii) the distribution of (a) Acquiring Fund Class A shares to the holders of Acquired Fund – Class A shares (“Acquired Fund Class A Shares”), (b) Acquiring Fund Class B Shares to the holders of Acquired Fund – Class B Shares (“Acquired Fund Class B Shares”), (c) Acquiring Fund Class C Shares to the holders of Acquired Fund – Class C shares (“Acquired Fund Class C Shares”) and (d) Acquiring Fund Class I Shares to the holders of Acquired Fund – Institutional Class (“Acquired Fund Class I Shares”), according to their respective interests in complete liquidation of the Acquired Fund; and (iii) the dissolution of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3 hereof, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

1.	Sale and Transfer of Assets, Liquidation and Dissolution of the Acquired Fund

(a) Subject to the terms and conditions of this Plan, the Trust, on behalf of the Acquired Fund, will sell, convey, transfer and deliver to the Acquiring Fund, at the Closing provided for in Section 3, all of the then existing assets of the Acquired Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof, hereinafter called the “Valuation Date”), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay the Acquired Fund’s costs and expenses of carrying out this Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the books of the Acquired Fund as liability reserves, (2) to discharge all of the Acquired Fund’s Liabilities on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and excluding those liabilities and obligations that would otherwise be discharged at a later date in the ordinary course of business, and (3) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against the Acquired Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the Acquired Fund (hereinafter “Net Assets”). The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date. The Trust shall use commercially reasonable efforts to identify all of the Acquired Fund’s liabilities debts, obligations and duties of any nature, whether accrued, absolute, contingent or otherwise (“Liabilities”), prior to the Valuation Date and shall discharge all such known Liabilities on or prior to the Valuation Date. In no event will the Acquiring Fund assume or be responsible for any Liabilities of the Acquired Fund.

     (b) Subject to the terms and conditions of this Plan, the Trust shall deliver to the Acquired Fund: (i) the number of Acquiring Fund Class A Shares determined by dividing the net asset value per share of Acquired Fund Class A Shares as of the Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class A Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class A Shares as of Close of Business on the Valuation Date; (ii) the number of Acquiring Fund Class B Shares determined by dividing the net asset value per share of Acquired Fund Class B Shares as of Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class B Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class B Shares as of Close of Business on the Valuation Date; (iii) the number of Acquiring Fund Class C Shares determined by dividing the net asset value per share of Acquired Fund Class C Shares as of Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class C Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class C Shares as of Close of Business on the Valuation Date; and (iv) the number of Acquiring Fund Class I Shares determined by dividing the net asset value per share of Acquired Fund Class I Shares as of Close of Business on the Valuation Date by the net asset value per share of Acquired Fund Class I Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding Acquired Fund Class I Shares as of Close of Business on the Valuation Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

     (c) As soon as practicable following the Closing, the Trust shall dissolve the Acquired Fund and distribute pro rata to the Acquired Fund’s shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the Acquiring Fund received by the Acquired Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the Acquired Fund as of the Close of Business on the Valuation Date. Fractional shares of beneficial interest of the Acquiring Fund shall be carried to the third decimal place. No certificates representing shares of beneficial interest of the Acquiring Fund will be issued to shareholders of the Acquired Fund Shares irrespective of whether such shareholders hold their shares in certificated form.

     (d) At the Closing, each outstanding certificate that, prior to Closing, represented shares of beneficial interest of the Acquired Fund, shall be cancelled and shall no longer evidence ownership thereof.

     (e) At the Closing, each shareholder of record of the Acquired Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Acquired Fund that such person had on such Distribution Record Date.

2.	Valuation

(a) The value of the Acquired Fund’s Net Assets to be acquired by the Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund’s currently effective prospectus and statement of additional information.

     (b) The net asset value of a share of beneficial interest of the Acquiring Fund Class A Shares, Acquiring Fund Class B Shares, Acquiring Fund Class C Shares and Acquiring Fund Class I Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in the Acquiring Fund’s currently effective prospectus and statement of additional information.

     (c) The net asset value of a share of beneficial interest of the Acquired Fund Class A Shares, Acquired Fund Class B Shares, Acquired Fund Class C Shares and Acquired Fund Class I Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the Acquired Fund’s currently effective prospectus and statement of additional information.

3. Closing and Valuation Date

     The Valuation Date shall be _______, 2008 or such later date as the Trust may designate. The Closing shall take place at the principal office of the Trust, 2005 Market Street, Philadelphia, Pennsylvania 19103 at approximately [9:00 a.m.], Eastern Time, on the first business day following the Valuation Date. Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund and the Acquiring Fund is practicable in the judgment of the Trust. The Trust shall have provided for delivery as of the Closing of those Net Assets of the Acquired Fund to be transferred to the Acquiring Fund’s Custodian, The Bank of

New York Mellon, One Wall Street, New York, New York 10286. Also, the Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its Acquired Fund Shares, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief. The Trust shall provide evidence that such shares of beneficial interest of the Acquiring Fund have been registered in an open account on the books of the Acquiring Fund.

4. Necessary Findings of Fact by the Trust on behalf of the Acquired Fund

     The Trust hereby designates the following findings of fact as a necessary precondition to the consummation of the Reorganization:

     (a) The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Acquired Fund, without par value. Each outstanding share of the Acquired Fund is validly issued, fully paid, non-assessable and has full voting rights.

     (b) The financial statements appearing in the Acquired Fund’s Annual Report to Shareholders for the fiscal year ended July 31, 2007, audited by Ernest & Young, LLP, and any unaudited financial statements, fairly present the financial position of the Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

     (c) The books and records of the Acquired Fund, including FIN 48 work papers and supporting statements, are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund.

     (d) The statement of assets and liabilities to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

     (e) At the Closing, the Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (f) The Trust has elected to treat the Acquired Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Acquired Fund is a “fund” as defined in

Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

5.	Necessary Findings of Fact by the Trust on behalf of the Acquiring Fund

     The Trust hereby designates the following findings of fact as a necessary precondition to the consummation of the Reorganization:

     (a) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund. Each outstanding share of the Acquiring Fund is fully paid, non-assessable and has full voting rights. The shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable, and have full voting rights.

     (b) At the Closing, each class of shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

     (c) The statement of assets and liabilities of the Acquiring Fund to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the Acquiring Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) At the Closing, the Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (c) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (e) The books and records of the Acquiring Fund, including FIN 48 work papers and supporting statements, are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Fund.

     (f) The Trust has elected to treat the Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, the Acquiring Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

6.	Necessary Findings of Fact by the Trust on behalf of the Acquired Fund and the Acquiring Fund

     The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

     (a) The Trust is a business trust created under the laws of the State of Delaware on Delaware 17, 1998, and is validly existing and in good standing under the laws of that state. The Trust, of which the Acquired Fund and the Acquiring Fund are separate series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

     (b) The Trust has the necessary trust power and authority to conduct its business and the business of the Acquired Fund and Acquiring Fund as such businesses are now being conducted.

     (c) The Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

     (d) The Trust has full trust power and authority to enter into and perform its obligations under this Plan, subject to approval of the Reorganization by the Acquired Fund’s shareholders. Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Plan have been validly authorized, and this Plan constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles.

    (e) The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

     (f) Neither the Trust, the Acquired Fund nor the Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

     (g) Except as discussed in its currently effective prospectus, there are no legal, administrative or other proceedings or investigations against the Trust, the Acquired Fund or the Acquiring Fund, or, to the Trust’s knowledge, threatened against any of them, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Plan. The Trust, the Acquired Fund and the Acquiring Fund are not

charged with or, to the Trust’s knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

     (h) There are no known actual or proposed deficiency assessments with respect to any taxes payable by the Trust.

     (i) It has duly and timely filed, on behalf of the Acquired Fund and the Acquiring Fund, as appropriate, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by the Acquired Fund or the Acquiring Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Acquired Fund or Acquiring Fund. On behalf of the Acquired Fund or the Acquiring Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of the Acquired Fund or the Acquiring Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by the Acquired Fund or the Acquiring Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year. No return filed by it, on behalf of the Acquired Fund or the Acquiring Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority. As used in this Plan, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of the Acquired Fund or the Acquiring Fund, as appropriate.

     (j) All information provided by the Trust for inclusion in, or transmittal with, the Combined Proxy Statement and Prospectus with respect to this Plan pursuant to which approval of the Acquired Fund shareholders will be sought, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

     (k) Except with respect to the approval of the Acquired Fund’s shareholders of the Plan, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Plan, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7.	Obligations of the Trust on behalf of the Acquired Fund

     (a) The Trust shall operate business of the Acquired Fund as presently conducted between the date hereof and the Closing.

     (b) The Trust, on behalf of the Acquired Fund, shall not acquire the shares of beneficial interest of the Acquiring Fund for the purpose of making distributions thereof other than to the Acquired Fund’s shareholders.

     (c) The Trust shall file, by the Closing, all of the Acquired Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

     (d) At the Closing, the Trust shall provide:

     (1) A statement of the respective tax basis of all investments to be transferred by the Acquired Fund to the Acquiring Fund.

     (2) A copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder, for all of the shareholders of record of the Acquired Fund’s shares as of the Close of Business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

     (3) All FIN 48 work papers and supporting statements pertaining to the Acquired Fund.

     (e) The Board of Trustees of the Trust shall call, and the Trust shall hold, a meeting of the Acquired Fund’s shareholders to consider and vote upon this Plan (the “Special Meeting”) and the Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. The Trust shall mail to each shareholder of record entitled to vote at the Special Meeting at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations promulgated thereunder.

      (f) At the Closing, the Trust shall provide the statement of the assets and liabilities described in Section 4(d) of this Plan in conformity with the requirements described in such Section.

8.	Obligations of the Trust on behalf of the Acquiring Fund

     (a) The shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights deemed to have been created pursuant to this Plan.

     (b) The Trust shall operate the business of the Acquiring Fund as presently conducted between the date hereof and the Closing.

     (c) The Trust shall file, by the Closing, all of the Acquiring Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

     (d) At the Closing, the Trust shall provide the statement of assets and liabilities described in Section 5(d) of this Plan in conformity with the requirements described in such Section.

     (e) The Trust will file with the U.S. Securities and Exchange Commission (the “Commission”) a Registration Statement on Form N-14 under the 1933 Act (“Registration Statement”), relating to the shares of beneficial interest of the Acquiring Fund issuable hereunder, and will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable. At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Acquired Fund’s shareholders’ meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

9.	Conditions Precedent to be Fulfilled by the Trust on behalf of the Acquired Fund and the Acquiring Fund

     The consummation of this Plan and the Reorganization hereunder shall be subject to the following respective conditions:

     (a) That (1) all the necessary findings of fact contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the performance of all obligations required by this Plan to be performed by the Trust shall have been performed at or prior to the Closing; and (3) the Trust shall have executed a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

     (b) The Trust shall provide a copy of the resolutions approving this Plan adopted by the Trust’s Board of Trustees, certified by the Secretary or equivalent officer.

     (c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of the Trust, the Acquired Fund or the Acquiring Fund or would prohibit the transactions contemplated hereby.

     (d) That this Plan and the Reorganization and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

     (e) That the Acquired Fund shall have declared a distribution or distributions prior to the Valuation Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date, and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning given such term by Section 1222(g) of the Code.

     (f) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the Acquired Fund or the Acquiring Fund.

     (g) That prior to or at the Closing, the Trust shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“SRSY”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and in accordance with customary representations provided by the Trust in certificates delivered to SRSY:

     (1) The acquisition by the Acquiring Fund of substantially all of the assets of the Acquired Fund in exchange solely for the Acquiring Fund shares to be issued pursuant to Section 1 hereof, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

     (2) No gain or loss will be recognized by the Acquired Fund upon the transfer of substantially all of its assets to the Acquiring Fund in exchange solely for the voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 361(a) and Section 357(a) of the Code;

     (3) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Acquired Fund in exchange solely for the voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

     (4) No gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund shares to the Acquired Fund shareholders in accordance with Section 1 hereof in liquidation of the Acquired Fund under Section 361(c)(1) of the Code.

     (5) The basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of such assets to the Acquired Fund immediately prior to the exchange under Section 362(b) of the Code;

     (6) The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund under Section 1223(2) of the Code;

     (7) No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares in the Acquired Fund for the voting shares (including fractional shares to which they may be entitled) of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

     (8) The basis of the Acquiring Fund shares received by the Acquired Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the shares of the Acquired Fund exchanged therefor under Section 358(a)(1) of the Code;

     (9) The holding period of the Acquiring Fund’s shares received by the Acquired Fund’s shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund’s shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset on the date of the Reorganization under Section 1223(l) of the Code; and

     (10) The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b) -1(b) of the regulations issued by the United States Department of the Treasury (the “Treasury Regulations”)) the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

     (h) That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Trust, to the effect that:

     (1) The Trust was created as a business trust under the laws of the State of Delaware on December 17, 1998, and is validly existing and in good standing under the laws of the State of Delaware;

     (2) The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

     (3) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquired Fund and Acquiring Fund;

     (4) Except as disclosed in each of the Acquired Fund’s and Acquiring Fund’s currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, the Acquired Fund or the Acquiring Fund;

     (5) The shares of beneficial interest of the Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or the Acquiring Fund, and to such counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Plan;

     (6) To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws); and

     (7) Neither the execution nor performance of this Plan by the Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound.

     In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

     (j) That the Trust’s Registration Statement with respect to the shares of beneficial interest of the Acquiring Fund to be delivered to the Acquired Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

     (k) That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.

     (l) That at the Closing, the Trust, on behalf of the Acquired Fund, transfers to the Acquiring Fund aggregate Net Assets of the Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Acquired Fund at the Close of Business on the Valuation Date.

10. Fees and Expenses; Other Plans

     The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne 30% by the Acquired Fund; 30% by the Acquiring Fund; and 40% by Delaware Management Company, a series of Delaware Management Business Trust (“DMC”).

11.	Termination; Waiver; Order

      (a) Anything contained in this Plan to the contrary notwithstanding, the Trust may terminate this Plan and the Reorganization may be abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing.

     (b) If the transactions contemplated by this Plan have not been consummated by December 31, 2009, this Plan shall automatically terminate on that date, unless a later date is established by the Trust.

     (c) In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Trust or its trustees, officers, agents or shareholders in respect of this Plan.

     (d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Trust.

     (e) The respective necessary findings of fact and obligations contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan, and neither the Trust, nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such necessary findings of fact or obligations after the Closing. This provision shall not protect any officer, trustee, agent or shareholder of the Trust against any liability for which such officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

     (f) If any order or orders of the Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such further vote is required by applicable law.

12. Liability of the Trust

     The Trust acknowledges that: (i) all obligations of the Trust under this Plan are binding only with respect to the Trust, the Acquired Fund and the Acquiring Fund; (ii) any liability of the Trust under this Plan with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; (iii) any liability of the Trust under this Plan with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund; and (iv) no other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein, and that neither the Trust, the Acquired Fund nor the Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of any other series of the Trust.

13.	Final Tax Returns and Forms 1099 of the Acquired Fund

     (a) After the Closing, the Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Trust with respect to the Acquired Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

     (b) Any expenses incurred by the Trust or the Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Acquired Fund to the extent such expenses have been or should have been accrued by the Acquired Fund in the ordinary course without regard to the Reorganization contemplated by this Plan; any excess expenses shall be borne by DMC at the time such Tax returns and Forms 1099 are prepared.

14. Cooperation and Exchange of Information

     The Acquired Fund and the Acquiring Fund will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes, or in determining the financial reporting of any tax position, or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes. Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of tax positions of the Acquired Fund and the Acquiring Fund for its taxable period first ending after the Closing and for all prior taxable periods.

15. Amendments

     This Plan may only be amended in writing at the direction of the Board of Trustees of the Trust.

16. Governing Law

     This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

      The Trust has adopted this Plan of Reorganization and it shall be deemed effective, all as of the day and year first-above written.

Delaware Group Income Funds, on behalf
of the Delaware Delchester Fund and the
Delaware High-Yield Opportunities Fund

By
Title

EXHIBIT B

PRINCIPAL HOLDERS OF SHARES

Fund Name / Class Name and	Share Amount	Percentage
Address of Account

Delaware High-Yield Fund

Class A

Class B

Class C

Class R

Institutional Class

Delaware Delchester Fund

Class A

Class B

Class C

Class R

Institutional Class

EVERY SHAREHOLDER'S VOTE IS IMPORTANT

Please detach at perforation before mailing.

PROXY                                                                                                                                                                                                                                                                 PROXY

SPECIAL MEETING OF SHAREHOLDERS
DELAWARE DELCHESTER FUND
March 12, 2009

The undersigned hereby revokes all previous proxies for his/her shares and appoints [____________], and each of them, proxies of the undersigned with full power of substitution to vote all shares of Delaware Delchester Fund (“Delchester Fund”) that the undersigned is entitled to vote at the Delchester Fund’s meeting to be held at the offices of Stradley Ronon Stevens & Young, LLP located at 2005 Market Street, 26th Floor, Philadelphia, PA 19103, on March 12, 2009 at 3:00 p.m., Eastern Time, including any adjournments thereof (the "Meeting"), upon such business as may properly be brought before the Meeting.

This proxy is solicited on behalf of the Board of Trustees of Delaware Income Funds (the "Trust") on behalf of the Delchester Fund. It will be voted as specified. If no specification is made, this proxy shall be voted FOR the Proposal regarding the reorganization of Delchester Fund pursuant to the Plan of Reorganization between the Trust, on behalf of Delchester Fund and Delaware High-Yield Opportunities Fund (“High-Yield Opportunities Fund”), another series of the Trust. If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

You are urged to date and sign this proxy and return it promptly. This will save the expense of follow-up letters to shareholders who have not responded.

VOTE VIA THE INTERNET:
[www._____________.com]
VOTE VIA THE TELEPHONE: [                   ]
CONTROL NUMBER:

Note: Please sign exactly as your name appears on the proxy. If signing for estates, trusts or corporations, your title or capacity should be stated. If shares are held jointly, one or more joint owners should sign personally.

___________________________________
Signature
___________________________________
Signature
_______________________________2008
Dated

                                                                         YES        NO
I PLAN TO ATTEND THE MEETING.        []             []
(Continued on the other side)

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

PLEASE SIGN, DATE AND RETURN YOUR
PROXY TODAY

     Please detach at perforation before mailing.
--------------------------------------------------------------------------------------

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF PROPOSAL 1.

PLEASE MARK BOXES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: []

	FOR	AGAINST	ABSTAIN
1.	To approve a Plan of Reorganization between []	[]	[]
Delaware Group Income Funds, on behalf of Delchester Fund and
High-Yield Opportunities Fund, that provides for (i) the acquisition of substantially all of the assets of Delchester Fund by High-Yield Opportunities
Fund in exchange solely for shares of High-Yield Opportunities Fund, (ii) the distribution of such shares to the shareholders of Delchester
Fund, and (iii) the complete liquidation and dissolution of
Delchester Fund. Shareholders of Delchester Fund will receive
Class A, Class B, Class C, Class R or Institutional Class shares of
High-Yield Opportunities Fund, as the case may be, with an aggregate net asset value equal to the aggregate net asset value of such shareholders'
shares in Class A, Class B, Class C, Class R or Institutional Class
shares of Delchester Fund.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.
PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE IS
REQUIRED IF MAILED IN THE U.S.

STATEMENT OF ADDITIONAL INFORMATION
FOR
DELAWARE HIGH-YIELD OPPORTUNITIES FUND
a series of
DELAWARE GROUP INCOME FUNDS

Dated January [  ], 2009

Acquisition of Substantially All of the Assets of:

DELAWARE DELCHESTER FUND
(a series of Delaware Group Income Funds)

By and in exchange for shares of

DELAWARE HIGH-YIELD OPPORTUNITIES FUND
(a series of Delaware Group Income Funds)

This Statement of Additional Information ("SAI") relates specifically to the proposed acquisition of substantially all of the assets of Delaware Delchester Fund (the "Delchester Fund") in exchange for shares of Delaware High-Yield Opportunities Fund (the "High-Yield Opportunities Fund").

This SAI consists of this Cover Page and the following documents, each of which is attached to and is legally considered to be a part of this SAI.

1.	Statement of Additional Information of the High-Yield Opportunities Fund dated November 28, 2008, as previously filed via EDGAR, is incorporated herein by reference to Delaware Group Income Funds’ filing under Rule 485(b) [Accession No. 0001206774-08-001938] filed November 26, 2008 and will be mailed to any shareholder who requests this SAI.

2.	Annual Report of the High-Yield Opportunities Fund for the fiscal year ended July 31, 2008, as previously filed via EDGAR, is incorporated herein by reference to Delaware Group Income Funds’ N-CSR [Accession No. 0001206774-08-001647] filed October 8, 2008 and will be mailed to any shareholder who requests this SAI.

3.	Annual Report of the Delchester Fund for the fiscal year ended July 31, 2008, as previously filed via EDGAR, is incorporated herein by reference to Delaware Group Income Funds’ N-CSR [Accession No. 0001206774-08-001647] filed October 8, 2008 and will be mailed to any shareholder who requests this SAI.

4.	Pro Forma Financial Statements for the Reorganization of the Delchester Fund into the High- Yield Opportunities Fund.

This SAI is not a prospectus; you should read this SAI in conjunction with the Proxy Statement/Prospectus dated January [ ], 2009, relating to the above-referenced transaction. You can request a copy of the Proxy Statement/Prospectus by calling 800 523-1918 or by writing to Delaware High-Yield Opportunities Fund at Attention: Account Services, P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service.

Delaware High-Yield Opportunities Fund
Pro Forma Portfolio of Investments(A)
As of July 31, 2008	% of Total Investments (Pro Forma Combined)
(Unaudited)						Delaware High-Yield Opportunities Fund Pro Forma Combined
		Delaware High-Yield Opportunities Fund		Delaware Delchester® Fund
		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

Convertible Bond	0.19%
Advanced Medical Optics 3.25% 8/1/26 exercise price $59.61, expiration date 8/1/26	$ 450,000		$312,750	$620,000	$ 430,900.00	$ 1,070,000	$743,650

Total Convertible Bond			312,750		430,900		743,650

Corporate Bonds	88.08%
Basic Industry	10.67%
California Steel Industries 6.125% 3/15/14		220,000	191,400	270,000	234,900	490,000	426,300
Domtar 7.125% 8/15/15		440,000	415,800	585,000	552,825	1,025,000	968,625
*#Evraz Group 144A 9.50% 4/24/18		1,695,000	1,642,116	2,165,000	2,097,451	3,860,000	3,739,567
Freeport McMoRan Copper & Gold 8.25% 4/1/15		1,352,000	1,411,258	1,758,000	1,835,053	3,110,000	3,246,311
Georgia-Pacific
7.70% 6/15/15		504,000	471,240	686,000	641,410	1,190,000	1,112,650
*8.875% 5/15/31		997,000	917,240	1,188,000	1,092,960	2,185,000	2,010,200
Hexion US Finance 9.75% 11/15/14		580,000	497,350	715,000	613,113	1,295,000	1,110,463
Innophos 8.875% 8/15/14		525,000	527,625	710,000	713,550	1,235,000	1,241,175
#Innophos Holding 144A 9.50% 4/15/12		465,000	462,675	655,000	651,725	1,120,000	1,114,400
#MacDermid 144A 9.50% 4/15/17		896,000	824,320	1,190,000	1,094,800	2,086,000	1,919,120
Momentive Performance Materials 9.75% 12/1/14		1,371,000	1,220,190	1,876,000	1,669,640	3,247,000	2,889,830
NewPage
10.00% 5/1/12		410,000	394,625	420,000	404,250	830,000	798,875
#144A 10.00% 5/1/12		790,000	760,375	1,050,000	1,010,625	1,840,000	1,771,000
▪Noranda Aluminium Acquisition 6.828% 5/15/15		505,000	439,350	490,000	426,300	995,000	865,650
Norske Skog Canada 8.625% 6/15/11		450,000	371,250	585,000	482,625	1,035,000	853,875
▪π@= Port Townsend 10.056% 8/27/12		266,000	263,340	653,800	647,262	919,800	910,602
Potlatch 13.00% 12/1/09		888,000	971,587	1,796,000	1,965,057	2,684,000	2,936,644
#Rock-Tenn 144A 9.25% 3/15/16		460,000	476,100	630,000	652,050	1,090,000	1,128,150
Rockwood Specialties Group 7.50% 11/15/14		675,000	666,563	855,000	844,313	1,530,000	1,510,876
#Ryerson 144A
▪10.248% 11/1/14		840,000	802,200	1,220,000	1,165,100	2,060,000	1,967,300
12.00% 11/1/15		400,000	392,000	225,000	220,500	625,000	612,500
#Sappi Papier Holding 144A 6.75% 6/15/12		1,255,000	1,132,749	1,565,000	1,412,552	2,820,000	2,545,301
#Steel Capital 144A 9.75% 7/29/13		470,000	472,585	580,000	583,190	1,050,000	1,055,775
#Steel Dynamics 144A 7.75% 4/15/16		1,275,000	1,262,250	1,565,000	1,549,350	2,840,000	2,811,600
*#Vedanta Resources 144A 9.50% 7/18/18		610,000	606,950	755,000	751,225	1,365,000	1,358,175
▪Verso Paper Holdings 6.623% 8/1/14		315,000	278,775	350,000	309,750	665,000	588,525

			17,871,913		23,621,576		41,493,489

Brokerage	0.26%
LaBranche 11.00% 5/15/12		414,000	424,868	573,000	588,041	987,000	1,012,909

			424,868		588,041		1,012,909

Capital Goods	7.05%
BWAY 10.00% 10/15/10		1,155,000	1,160,775	1,430,000	1,437,150	2,585,000	2,597,925
CPG International 10.50% 7/1/13		488,000	387,960	686,000	545,370	1,174,000	933,330
DRS Technologies 7.625% 2/1/18		1,010,000	1,055,450	1,245,000	1,301,025	2,255,000	2,356,475
Graham Packaging
8.50% 10/15/12		495,000	462,825	610,000	570,350	1,105,000	1,033,175
9.875% 10/15/14		765,000	657,900	940,000	808,400	1,705,000	1,466,300
Graphic Packaging International 9.50% 8/15/13		1,295,000	1,210,825	1,605,000	1,500,675	2,900,000	2,711,500
Greenbrier 8.375% 5/15/15		940,000	856,575	1,320,000	1,202,850	2,260,000	2,059,425
Intertape Polymer 8.50% 8/1/14		401,000	358,895	564,000	504,780	965,000	863,675
#Moog 144A 7.25% 6/15/18		460,000	451,950	595,000	584,588	1,055,000	1,036,538
*NXP BV Funding 9.50% 10/15/15		1,840,000	1,278,800	2,355,000	1,636,725	4,195,000	2,915,525
Owens Brockway Glass Container 6.75% 12/1/14		700,000	691,250	840,000	829,500	1,540,000	1,520,750
*Sally Holdings 10.05% 11/15/16		810,000	783,675	1,030,000	996,525	1,840,000	1,780,200
Thermadyne Industries 10.50% 2/1/14		895,000	868,150	1,155,000	1,120,350	2,050,000	1,988,500
Vitro 11.75% 11/1/13		820,000	791,300	1,145,000	1,104,925	1,965,000	1,896,225

Delaware High-Yield Opportunities Fund
Pro Forma Portfolio of Investments(A)
As of July 31, 2008	% of Total Investments (Pro Forma Combined)
(Unaudited)						Delaware High-Yield Opportunities Fund Pro Forma Combined
		Delaware High-Yield Opportunities Fund		Delaware Delchester® Fund
		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

Vought Aircraft Industries 8.00% 7/15/11		1,080,000	1,001,700	1,340,000	1,242,850	2,420,000	2,244,550

			12,018,030		15,386,063		27,404,093

Consumer Cyclical	10.02%
Associated Materials 9.75% 4/15/12		815,000	806,850	1,010,000	999,900	1,825,000	1,806,750
Centex 4.55% 11/1/10		460,000	408,250	450,000	399,375	910,000	807,625
*Dollar General 10.625% 7/15/15		1,585,000	1,604,813	1,945,000	1,969,313	3,530,000	3,574,126
DR Horton 7.875% 8/15/11		795,000	731,400	875,000	805,000	1,670,000	1,536,400
Ford Motor 7.45% 7/16/31		1,220,000	640,500	1,676,000	879,900	2,896,000	1,520,400
Ford Motor Credit 7.80% 6/1/12		3,410,000	2,563,003	4,184,000	3,144,752	7,594,000	5,707,755
*General Motors
7.20% 1/15/11		895,000	590,700	905,000	597,300	1,800,000	1,188,000
8.375% 7/15/33		1,200,000	597,000	1,655,000	823,363	2,855,000	1,420,363
GMAC 6.875% 8/28/12		3,806,000	2,390,518	4,780,000	3,002,280	8,586,000	5,392,798
Goodyear Tire & Rubber 9.00% 7/1/15		440,000	445,500	540,000	546,750	980,000	992,250
Lear 8.75% 12/1/16		1,438,000	1,143,210	1,765,000	1,403,175	3,203,000	2,546,385
*Neiman Marcus Group 10.375% 10/15/15		1,305,000	1,285,425	1,615,000	1,590,775	2,920,000	2,876,200
Pinnacle Entertainment 8.75% 10/1/13		575,000	552,000	705,000	676,800	1,280,000	1,228,800
Ryland Group 6.875% 6/15/13		910,000	819,000	850,000	765,000	1,760,000	1,584,000
Sonic Automotive 8.625% 8/15/13		440,000	354,200	595,000	478,975	1,035,000	833,175
*Tenneco 8.625% 11/15/14		995,000	840,775	1,345,000	1,136,525	2,340,000	1,977,300
Toll
8.25% 2/1/11		1,100,000	1,056,000	1,060,000	1,017,600	2,160,000	2,073,600
8.25% 12/1/11		315,000	300,038	680,000	647,700	995,000	947,738
#TRW Automotive 144A 7.00% 3/15/14		480,000	426,000	600,000	532,500	1,080,000	958,500

			17,555,182		21,416,983		38,972,165

Consumer Non-Cyclical	3.61%
ACCO Brands 7.625% 8/15/15		435,000	380,625	635,000	555,625	1,070,000	936,250
Biomet 10.00% 10/15/17		805,000	869,400	1,045,000	1,128,600	1,850,000	1,998,000
*Chiquita Brands International 8.875% 12/1/15		915,000	780,038	1,185,000	1,010,213	2,100,000	1,790,251
*Constellation Brands 8.125% 1/15/12		980,000	987,349	1,330,000	1,339,974	2,310,000	2,327,323
Del Monte
6.75% 2/15/15		235,000	220,900	290,000	272,600	525,000	493,500
8.625% 12/15/12		190,000	195,225	275,000	282,563	465,000	477,788
Iron Mountain
6.625% 1/1/16		415,000	390,100	460,000	432,400	875,000	822,500
8.00% 6/15/20		410,000	400,775	555,000	542,513	965,000	943,288
*Jarden 7.50% 5/1/17		930,000	813,750	1,256,000	1,099,000	2,186,000	1,912,750
National Beef Packing 10.50% 8/1/11		553,000	555,765	690,000	693,450	1,243,000	1,249,215
Visant Holding 8.75% 12/1/13		475,000	454,813	640,000	612,800	1,115,000	1,067,613

			6,048,740		7,969,738		14,018,478

Energy	14.33%
AmeriGas Partners 7.125% 5/20/16		862,000	786,575	1,163,000	1,061,238	2,025,000	1,847,813
Chesapeake Energy
6.375% 6/15/15		92,000	87,400	860,000	817,000	952,000	904,400
6.625% 1/15/16		1,266,000	1,221,689	555,000	535,575	1,821,000	1,757,264
Complete Production Service 8.00% 12/15/16		415,000	413,963	435,000	433,913	850,000	847,876
Compton Petroleum Finance 7.625% 12/1/13		1,358,000	1,330,839	1,756,000	1,720,879	3,114,000	3,051,718
#Connacher Oil & Gas 144A 10.25% 12/15/15		1,175,000	1,236,687	1,440,000	1,515,599	2,615,000	2,752,286
#Copano Energy 144A 7.75% 6/1/18		460,000	438,150	615,000	585,788	1,075,000	1,023,938
Dynergy Holdings 7.75% 6/1/19		2,240,000	2,071,999	2,234,000	2,066,449	4,474,000	4,138,448
El Paso
*6.875% 6/15/14		1,205,000	1,208,135	759,000	760,975	1,964,000	1,969,110
7.00% 6/15/17		598,000	601,660			598,000	601,660
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11		418,000	425,075	910,000	925,403	1,328,000	1,350,478
Energy Partners 9.75% 4/15/14		412,000	381,100	464,000	429,200	876,000	810,300
Ferrellgas Finance Escrow 6.75% 5/1/14		722,000	613,700	950,000	807,500	1,672,000	1,421,200

Delaware High-Yield Opportunities Fund
Pro Forma Portfolio of Investments(A)
As of July 31, 2008	% of Total Investments (Pro Forma Combined)
(Unaudited)						Delaware High-Yield Opportunities Fund Pro Forma Combined
		Delaware High-Yield Opportunities Fund		Delaware Delchester® Fund
		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

Geophysique-Veritas
7.50% 5/15/15		170,000	169,150	0	0	170,000	169,150
7.75% 5/15/17		611,000	609,473	796,000	794,010	1,407,000	1,403,483
#Helix Energy Solutions 144A 9.50% 1/15/16		1,015,000	1,020,075	1,365,000	1,371,824	2,380,000	2,391,899
#Hilcorp Energy I 144A
7.75% 11/1/15		607,000	559,958	732,000	675,270	1,339,000	1,235,228
9.00% 6/1/16		652,000	642,220	904,000	890,440	1,556,000	1,532,660
Inergy Finance
6.875% 12/15/14		446,000	403,630	1,256,000	1,136,680	1,702,000	1,540,310
8.25% 3/1/16		574,000	555,345	53,000	51,278	627,000	606,623
#144A 8.25% 3/1/16		5,000	4,838			5,000	4,838
International Coal Group 10.25% 7/15/14		885,000	904,913	1,100,000	1,124,750	1,985,000	2,029,663
KCS Energy 7.125% 4/1/12		375,000	361,875			375,000	361,875
#Key Energy Services 144A 8.375% 12/1/14		545,000	550,450	800,000	808,000	1,345,000	1,358,450
Mariner Energy 8.00% 5/15/17		915,000	866,963	1,065,000	1,009,088	1,980,000	1,876,051
#Markwest Energy Partners 144A 8.75% 4/15/18		835,000	835,000	1,145,000	1,145,000	1,980,000	1,980,000
Massey Energy 6.875% 12/15/13		983,000	967,026	1,075,000	1,057,531	2,058,000	2,024,557
OPTI Canada
7.875% 12/15/14		340,000	339,150	769,000	767,078	1,109,000	1,106,228
8.25% 12/15/14		493,000	499,163	300,000	303,750	793,000	802,913
PetroHawk Energy
9.125% 7/15/13		857,000	871,998	1,016,000	1,033,780	1,873,000	1,905,778
#144A 7.875% 6/1/15				555,000	539,738	555,000	539,738
Petroleum Development 12.00% 2/15/18		545,000	580,425	675,000	718,875	1,220,000	1,299,300
Plains Exploration & Production
7.00% 3/15/17		578,000	543,320	887,000	833,780	1,465,000	1,377,100
7.625% 6/1/18		755,000	736,125	950,000	926,250	1,705,000	1,662,375
Range Resources 7.25% 5/1/18		430,000	421,400	530,000	519,400	960,000	940,800
Regency Energy Partners 8.375% 12/15/13		721,000	739,025	1,071,000	1,097,775	1,792,000	1,836,800
Whiting Petroleum 7.25% 5/1/13		1,262,000	1,239,914	1,554,000	1,526,804	2,816,000	2,766,718
Williams 7.50% 1/15/31		476,000	486,710	0	0	476,000	486,710

			25,725,118		29,990,620		55,715,738

Financials	1.18%
▪Hartford Financial Services Group 8.125% 6/15/38		450,000	432,851	590,000	567,516	1,040,000	1,000,367
Leucadia National 8.125% 9/15/15		463,000	463,579	621,000	621,776	1,084,000	1,085,355
#Nuveen Investments 144A 10.50% 11/15/15		883,000	799,115	1,237,000	1,119,486	2,120,000	1,918,601
Silicon Valley Bank 6.05% 6/1/17		290,000	247,843	410,000	350,398	700,000	598,241

			1,943,388		2,659,176		4,602,564

Media	6.15%
CCO Holdings 8.75% 11/15/13		770,000	716,100	1,050,000	976,500	1,820,000	1,692,600
#Charter Communications Operating 144A 10.875% 9/15/14		2,515,000	2,628,174	2,910,000	3,040,949	5,425,000	5,669,123
Clear Channel Communications 5.50% 9/15/14		620,000	338,280	765,000	417,394	1,385,000	755,674
CSC Holdings
6.75% 4/15/12		355,000	339,913	515,000	493,113	870,000	833,026
#144A 8.50% 6/15/15		700,000	693,000	960,000	950,400	1,660,000	1,643,400
Dex Media West 9.875% 8/15/13		1,289,000	1,015,088	1,704,000	1,341,899	2,993,000	2,356,987
#DirecTV Holdings 144A 7.625% 5/15/16		860,000	857,850	1,195,000	1,192,013	2,055,000	2,049,863
#Expedia 144A 8.50% 7/1/16		275,000	262,625	365,000	348,575	640,000	611,200
Lamar Media
*6.625% 8/15/15		950,000	859,750	1,290,000	1,167,450	2,240,000	2,027,200
#LBI Media 144A 8.50% 8/1/17		384,000	296,160	532,000	410,305	916,000	706,465
Quebecor Media 7.75% 3/15/16		888,000	823,620	1,372,000	1,272,530	2,260,000	2,096,150
Univision Communications 7.85% 7/15/11		450,000	417,375	590,000	547,225	1,040,000	964,600
#Videotron 144A 9.125% 4/15/18		875,000	916,563	650,000	680,875	1,525,000	1,597,438
*#XM Satellite Radio Holdings 144A 13.00% 8/1/13		450,000	412,875	555,000	509,213	1,005,000	922,088

			10,577,373		13,348,441		23,925,814

Delaware High-Yield Opportunities Fund
Pro Forma Portfolio of Investments(A)
As of July 31, 2008	% of Total Investments (Pro Forma Combined)
(Unaudited)						Delaware High-Yield Opportunities Fund Pro Forma Combined
		Delaware High-Yield Opportunities Fund		Delaware Delchester® Fund
		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

Real Estate	0.45%
Host Hotels & Resorts 7.125% 11/1/13		885,000	818,625	1,000,000	925,000	1,885,000	1,743,625

			818,625		925,000		1,743,625

Services Cyclical	7.87%
*Aramark 8.50% 2/1/15		1,405,000	1,406,755	1,266,000	1,267,582	2,671,000	2,674,337
Cardtronics 9.25% 8/15/13 to 8/15/13		937,000	878,190	1,326,000	1,236,495	2,263,000	2,114,685
Corrections Corporation of America 6.25% 3/15/13		370,000	363,525	460,000	451,950	830,000	815,475
FTI Consulting 7.625% 6/15/13		1,526,000	1,556,519	1,044,000	1,064,880	2,570,000	2,621,399
#Galaxy Entertainment Finance 144A 9.875% 12/15/12		1,045,000	1,013,650	1,296,000	1,257,120	2,341,000	2,270,770
Gaylord Entertainment 8.00% 11/15/13		867,000	810,645	1,078,000	1,007,930	1,945,000	1,818,575
Global Cash Access 8.75% 3/15/12		879,000	861,420	1,047,000	1,026,060	1,926,000	1,887,480
Harrah's Operating 5.50% 7/1/10		1,020,000	892,500	1,265,000	1,106,875	2,285,000	1,999,375
Hertz 8.875% 1/1/14		832,000	767,520	928,000	856,080	1,760,000	1,623,600
Kansas City Southern de Mexico 9.375% 5/1/12		846,000	877,725	1,118,000	1,159,925	1,964,000	2,037,650
#Lender Processing Services 144A 8.125% 7/1/16		370,000	371,388	465,000	466,744	835,000	838,132
MGM MIRAGE 7.50% 6/1/16		1,015,000	814,538	905,000	726,263	1,920,000	1,540,801
‡Northwest Airlines 10.00% 2/1/09		215,000	1,613	360,000	2,700	575,000	4,313
*Park Place Entertainment 7.875% 3/15/10		280,000	248,500	335,000	297,313	615,000	545,813
#Pokagon Gaming Authority 144A 10.375% 6/15/14		1,237,000	1,280,295	1,521,000	1,574,234	2,758,000	2,854,529
Seabulk International 9.50% 8/15/13		415,000	437,306	575,000	605,906	990,000	1,043,212
#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20		560,000	541,330	945,000	913,494	1,505,000	1,454,824
8.03% 10/1/20		285,000	279,004	395,000	386,689	680,000	665,693
Travelport 9.875% 9/1/14		890,000	752,050	1,235,000	1,043,575	2,125,000	1,795,625

			14,154,473		16,451,815		30,606,288

Services Non-Cyclical	6.43%
*Advanced Medical Optics 7.50% 5/1/17		930,000	841,650	1,225,000	1,108,625	2,155,000	1,950,275
*#Bausch & Lomb 144A 9.875% 11/1/15		1,360,000	1,397,399	1,660,000	1,705,650	3,020,000	3,103,049
Casella Waste Systems 9.75% 2/1/13		1,107,000	1,101,465	1,236,000	1,229,820	2,343,000	2,331,285
Community Health Systems 8.875% 7/15/15		1,255,000	1,270,688	1,555,000	1,574,438	2,810,000	2,845,126
CRC Health 10.75% 2/1/16		507,000	403,065	692,000	550,140	1,199,000	953,205
HCA 9.25% 11/15/16		2,455,000	2,534,787	2,955,000	3,051,037	5,410,000	5,585,824
HCA PIK 9.625% 11/15/16		1,261,000	1,301,983	1,098,000	1,133,685	2,359,000	2,435,668
▪HealthSouth 9.133% 6/15/14		820,000	838,450	1,180,000	1,206,550	2,000,000	2,045,000
Select Medical 7.625% 2/1/15		1,065,000	923,888	1,360,000	1,179,800	2,425,000	2,103,688
Universal Hospital Services PIK 8.50% 6/1/15		716,000	719,580	911,000	915,555	1,627,000	1,635,135

			11,332,955		13,655,300		24,988,255

Technology & Electronics	1.75%
▪Freescale Semiconductor 6.651% 12/15/14		725,000	570,938	960,000	756,000	1,685,000	1,326,938
Sungard Data Systems
9.125% 8/15/13		894,000	918,585	955,000	981,263	1,849,000	1,899,848
10.25% 8/15/15		1,574,000	1,605,480	1,945,000	1,983,900	3,519,000	3,589,380

			3,095,003		3,721,163		6,816,166

Telecommunications	12.52%
‡π@= Allegiance Telecom 11.75% 2/15/10		255,000	0	2,045,000	0	2,300,000	0
▪Centennial Communications 8.541% 1/1/13		558,000	558,698	769,000	769,961	1,327,000	1,328,659
Cincinnati Bell 7.00% 2/15/15		460,000	428,950	570,000	531,525	1,030,000	960,475
Citizens Communications 7.125% 3/15/19		980,000	867,300	1,200,000	1,062,000	2,180,000	1,929,300
Cricket Communications 9.375% 11/1/14		1,354,000	1,333,690	1,742,000	1,715,870	3,096,000	3,049,560
#Digicel 144A 9.25% 9/1/12		1,323,000	1,356,075	1,702,000	1,744,550	3,025,000	3,100,625
Hughes Network Systems/Finance 9.50% 4/15/14		845,000	858,731	1,230,000	1,249,988	2,075,000	2,108,719
ΩInmarsat Finance 0.00% 11/15/12		1,658,000	1,674,580	1,949,000	1,968,490	3,607,000	3,643,070
Intelsat Bermuda 11.25% 6/15/16		1,936,000	2,018,279	2,375,000	2,475,937	4,311,000	4,494,216
Lucent Technologies 6.45% 3/15/29		721,000	511,910	918,000	651,780	1,639,000	1,163,690
MetroPCS Wireless 9.25% 11/1/14		1,646,000	1,604,850	2,041,000	1,989,975	3,687,000	3,594,825
#Nordic Telephone Holdings 144A 8.875% 5/1/16		305,000	295,850	383,000	371,510	688,000	667,360

Delaware High-Yield Opportunities Fund
Pro Forma Portfolio of Investments(A)
As of July 31, 2008	% of Total Investments (Pro Forma Combined)
(Unaudited)						Delaware High-Yield Opportunities Fund Pro Forma Combined
		Delaware High-Yield Opportunities Fund		Delaware Delchester® Fund
		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

Nortel Networks
▪7.041% 7/15/11		946,000	896,335	1,404,000	1,330,290	2,350,000	2,226,625
10.75% 7/15/16		710,000	699,350	685,000	674,725	1,395,000	1,374,075
#144A 10.75% 7/15/16		95,000	93,575	90,000	88,650	185,000	182,225
PAETEC Holding 9.50% 7/15/15		455,000	416,894	588,000	538,755	1,043,000	955,649
Qwest
6.50% 6/1/17		85,000	70,338			85,000	70,338
7.50% 10/1/14		365,000	336,713	740,000	682,650	1,105,000	1,019,363
Qwest Capital Funding 7.25% 2/15/11		978,000	936,435	1,445,000	1,383,588	2,423,000	2,320,023
▪Rural Cellular 8.623% 11/1/12		494,000	500,175	434,000	439,425	928,000	939,600
Sprint Capital 8.375% 3/15/12		2,480,000	2,438,464	2,885,000	2,836,681	5,365,000	5,275,145
Time Warner Telecom Holdings 9.25% 2/15/14		539,000	549,780	686,000	699,720	1,225,000	1,249,500
#Vimpelcom 144A 9.125% 4/30/18		900,000	881,631	1,220,000	1,195,100	2,120,000	2,076,731
Virgin Media Finance 8.75% 4/15/14		1,300,000	1,218,750	1,595,000	1,495,313	2,895,000	2,714,063
Windstream 8.125% 8/1/13		931,000	944,965	1,284,000	1,303,260	2,215,000	2,248,225

			21,492,318		27,199,743		48,692,061

Utilities	5.79%
AES
7.75% 3/1/14		0	0	300,000	299,250	300,000	299,250
8.00% 10/15/17		605,000	598,950	976,000	966,240	1,581,000	1,565,190
#144A 8.00% 6/1/20		320,000	309,600	455,000	440,213	775,000	749,813
#144A 8.75% 5/15/13		278,000	289,815	0	0	278,000	289,815
Edison Mission Energy 7.625% 5/15/27		905,000	800,925	745,000	659,325	1,650,000	1,460,250
Elwood Energy 8.159% 7/5/26		927,456	884,373	1,079,338	1,026,604	2,006,794	1,910,977
Midwest Generation 8.30% 7/2/09		246,890	249,976	661,951	670,225	908,841	920,201
Mirant North America 7.375% 12/31/13		912,000	916,559	1,340,000	1,346,700	2,252,000	2,263,259
NRG Energy 7.375% 2/1/16		915,000	889,838	1,129,000	1,097,953	2,044,000	1,987,791
Orion Power Holdings 12.00% 5/1/10		777,000	841,103	988,000	1,069,510	1,765,000	1,910,613
#Texas Competitive Electric Holdings 144A 10.25% 11/1/15		4,090,000	4,110,449	5,035,000	5,060,174	9,125,000	9,170,623

			9,891,588		12,636,194		22,527,782

Total Corporate Bonds			152,949,574		189,569,853		342,519,427

««Senior Secured Loans	1.57%
Ford Motor Term B 5.814% 11/29/13		1,655,869	1,309,750	2,186,545	1,729,503	3,842,414	3,039,253
General Motors 5.163% 11/17/13		900,000	709,317	1,125,000	886,646	2,025,000	1,595,963
Talecris Biotherapeutics 2nd Lien 9.18% 12/6/14		625,000	574,219	960,000	882,000	1,585,000	1,456,219

Total Senior Secured Loans			2,593,286		3,498,149		6,091,435

Sovereign Debt	0.23%
Argentina
Republic of Argentina 8.28% 12/31/33		463,165	369,251	666,344	518,082	1,129,509	887,333

Total Sovereign Debt			369,251		518,082		887,333

Common Stock	0.11%
@π=†Avado Brands		906	0	9,305	0	10,211	0
†BWAY Holding		8,500	85,170	10,400	104,208	18,900	189,378
†Century Communications		1,325,000	0	2,925,000	0	4,250,000	0
†Graphic Packaging Holding		36,000	81,000	44,000	99,000	80,000	180,000
*†Mirant		474	14,509	1,301	39,824	1,775	54,333
†Northwest Airlines		0	3	1	9	1	12
@π=†Port Townsend		950	10	2,335	23	3,285	33
†Time Warner Cable Class A		16	455	53	1,507	69	1,962
†USGen		250,000	0	1,700,000	0	1,950,000	0

Total Common Stock			181,147		244,571		425,718

Delaware High-Yield Opportunities Fund
Pro Forma Portfolio of Investments(A)
As of July 31, 2008	% of Total Investments (Pro Forma Combined)
(Unaudited)						Delaware High-Yield Opportunities Fund Pro Forma Combined
		Delaware High-Yield Opportunities Fund		Delaware Delchester® Fund
		Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)	Par/Shares	Market Value (U.S. $)

Convertible Preferred Stock	0.20%
General Motors 5.25% exercise price $64.90, expiration date 3/6/32		26,250	323,138	36,250	446,238	62,500	769,376

Total Convertible Preferred Stock			323,138		446,238		769,376

Preferred Stock	0.04%
@π=†Port Townsend		190	46,273	467	113,733	657	160,006

Total Preferred Stock			46,273		113,733		160,006

Warrants	0.00%
@π=†Port Townsend		190	2	467	5	657	7
†#Solutia 144A exercise price $7.59, expiration date 7/15/09		450	0	4,410	0	4,860	0

Total Warrants			2		5		7

Repurchase Agreements**	0.46%
Bank of America 2.04%, dated 7/31/08, to be repurchased on 8/01/08, repurchase price $504,029 (collateralized by U.S. Government obligations, 4.00% 9/30/09; with market value $514,854)

		504,000	504,000	0	0	504,000	504,000

BNP Paribas 2.06%, dated 7/31/08, to be repurchased on 8/01/08, repurchase price $1,272,073 (collateralized by U.S. Government obligations, 4.00% 7/30/09 - 9/30/09; with total market value $1,298,998)

		1,272,000	1,272,000	0	0	1,272,000	1,272,000

Total Repurchase Agreements			1,776,000		0		1,776,000

Total Value of Securities Before Securities Lending Collateral	90.88%		158,551,421		194,821,531		353,372,952

Securities Lending Collateral***	9.12%
Investment Companies Mellon GSL DBT II Collateral Fund		15,822,891	15,822,891	19,650,484	19,650,484	35,473,375	35,473,375

Total Securities Lending Collateral			15,822,891		19,650,484		35,473,375

Total Value of Securities	100.00%	$ 174,374,312		$ 214,472,015		$ 388,846,327

Total Investments at Cost		$ 182,248,121		$ 227,557,956		$ 409,806,077

†Non-income producing security.

‡Non-income producing security. Security is currently in default.

*Fully or partially on loan.

**See Note 2 in “Pro Forma Notes to Financial Statements. ”

***See Note 7 in “Pro Forma Notes to Financial Statements. ”

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2008, the aggregate amount of Rule 144A securities was $78,729,808, which represented 21.53% of the Fund’s net assets. See Note 8 in "Pro Forma Notes to Financial Statements. "

=Security is being fair valued in accordance with the Fund's fair valuation policy. At July 31, 2008, the aggregate amount of fair valued securities was $1,070,648, which represented 0.29% of the Fund’s net assets. See Note 2 in "Pro Forma Notes to Financial Statements. "

≠The rate shown is the effective yield as of the time of purchase.

•Variable rate security. The rate shown is the rate as of July 31, 2008.

ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR) and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

@Illiquid security. At July 31, 2008, the aggregate amount of illiquid securities was $1,070,648, which represented 0.29% of the Fund’s net assets. See Note 8 in “Pro Forma Notes to Financial Statements. ”

πRestricted security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At July 31, 2008, the aggregate amount of the restricted security was $1,070,648 or 0.29% of the Fund’s net assets. See Note 8 in “Pro Forma Notes to Financial Statements. ”

^Includes $34,606,933 of securities loaned.

PIK – Pay-in-kind

A No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon completion of the acquisition, no securities would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and restrictions. However, the foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the Funds from buying or selling securities  in the normal course of such Fund's business and operations.

See Pro Forma Notes to Financial Statements

Delaware High-Yield Opportunities Fund
PRO FORMA COMBINED
Statement of Assets and Liabilities
As of July 31, 2008
(Unaudited)
				Delaware High-Yield Opportunities Fund Pro Forma Combined
			Pro Forma Adjustments
	Delaware High-Yield Opportunities Fund	Delaware Delchester® Fund

Assets

Investments, at value	$ 158,551,421	$ 194,821,531	$ -	$ 353,372,952
Short-term investments held as collateral for loaned securities	15,822,891	19,650,484		35,473,375
Receivable for securities sold	5,943,812	5,844,089		11,787,901
Interest receivable	3,492,074	4,350,546		7,842,620
Receivable for fund shares sold	499,350	16,067		515,417
Cash	-	88,161	(88,161)	-
Securities lending income receivable	9,941	12,953		22,894

Total Assets	184,319,489	224,783,831	(88,161)	409,015,159

Liabilities

Obligation to return securities lending collateral	15,822,891	19,650,484		35,473,375
Cash overdraft	638,695	-	88,161	726,856
Payable for securities purchased	2,360,372	2,505,359		4,865,731
Payable for fund shares purchased	340,803	611,639		952,442
Payable for distributions to shareholders	393,985	642,773		1,036,758
Due to manager and affiliates	139,309	207,551		346,860
Other accrued expenses	71,021	83,798		154,819
Transaction costs payable	-	-	78,184 *	78,184

Total Liabilities	19,767,076	23,701,604	166,345	43,635,025

Total net assets	$ 164,552,413	$ 201,082,227	$ (254,506)	$ 365,380,134

Investment at cost	$ 182,248,121	$ 227,557,956	$ -	$ 409,806,077

Components of Net Assets

Shares of beneficial interest (unlimited authorization - no par)	$ 189,382,661	$ 749,720,962	$ -	$ 939,103,623

Undistributed net investment income	70,359	116,987	(78,184) *	109,162
Accumulated net realized loss on investments	(17,026,798)	(535,669,781)		(552,696,579)
Net unrealized depreciation of investments	(7,873,809)	(13,085,941)		(20,959,750)

Net Assets	$ 164,552,413	$ 201,082,227	$ (78,184)	$ 365,556,456

* Adjustment reflects the costs of the transaction to be incurred by the Funds.

Shares Outstanding	42,391,046	68,211,048	(16,399,882)	94,202,212

Class A Shares	22,365,434	54,704,652	(13,176,527)	63,893,559
Class B Shares	2,019,021	3,531,813	(839,625)	4,711,209
Class C Shares	5,445,642	5,000,194	(1,189,667)	9,256,169
Class R Shares	2,907,310	-	-	2,907,310
Institutional Shares	9,653,639	4,974,389	(1,194,063)	13,433,965

Net Assets:

Class A Shares	$ 86,808,454	$ 161,178,928	($51,957)	$ 247,935,425
Class B Shares	7,827,183	10,436,413	($3,888)	18,259,708
Class C Shares	21,146,342	14,796,279	($7,901)	35,934,720
Class R Shares	11,305,181	-	($2,686)	11,302,495
Institutional Shares	37,465,253	14,670,607	($11,752)	52,124,108

Net asset value per share:

Class A Shares	$3.88	$2.95		$3.88
Class B Shares	$3.88	$2.96		$3.88
Class C Shares	$3.88	$2.96		$3.88
Class R Shares	$3.89	-		$3.89
Institutional Shares	$3.88	$2.95		$3.88

Offering price per share:

Class A Shares	$4.06	$3.09		$4.06

See Pro Forma Notes to Financial Statements

Delaware High-Yield Opportunities Fund
PRO FORMA COMBINED
Statement of Operations
For the Twelve Months Ended July 31, 2008
(Unaudited)

			Pro Forma Adjustments	Delaware High-Yield Opportunities Fund Pro Forma Combined
	Delaware High-Yield Opportunities Fund	Delaware Delchester® Fund

Investment Income:
Interest	$ 13,838,156	$ 20,064,568	$ -	$ 33,902,724
Dividends	189,682	652,498	-	842,180
Securities lending income	178,103	203,715	-	381,818

Total investment income	14,205,941	20,920,781	-	35,126,722

Expenses:
Management fees	1,099,078	1,589,392		2,688,470
Distribution expenses - Class A	281,237	565,803		847,040
Distribution expenses - Class B	100,483	138,084		238,567
Distribution expenses - Class C	242,224	170,006		412,230
Distribution expenses - Class R	69,293	-		69,293
Dividend disbursing and transfer agent fees and expenses	361,400	484,827		846,227
Registration fees	68,384	66,705	(66,705) A	68,384
Accounting and administration expenses	67,627	97,794		165,421
Reports and statements to shareholders	48,881	59,350	6,447 B	114,678
Audit and tax	22,203	24,311	(14,150) A	32,364
Legal fees	17,342	21,492	15,000 B	53,834
Pricing fees	9,832	9,397	(9,367) A	9,862
Trustees' fees	8,261	12,128		20,389
Custodian fees	6,359	9,373	(3,000) A	12,732
Insurance fees	3,876	5,208		9,084
Consulting fees	2,490	4,125		6,615
Dues and services	1,250	1,649		2,899
Trustees expenses	921	1,739		2,660
Taxes (other than taxes on income)	643	348		991

	2,411,784	3,261,731	(71,775)	5,601,740
Less expenses absorbed or waived	(305,447)	(246,186)	(10,736) C	(562,369)
Less waived distribution expenses - Class R	(11,549)	-	-	(11,549)
Less expense paid indirectly	(4,442)	(6,588)	6,588 B	(4,442)

Total expenses	2,090,346	3,008,957	(75,923)	5,023,380

Net Investment Income	12,115,595	17,911,824	75,923	30,103,342

Net Realized and Unrealized Loss on Investments:
Net realized loss on:
Investments	(13,393,066)	(18,503,266)	-	(31,896,332)
Swap contracts	(31,434)	(53,486)	-	(84,920)

Net realized loss	(13,424,500)	(18,556,752)	-	(31,981,252)
Net change in unrealized appreciation/(depreciation)
of investments	(2,074,385)	(5,657,195)	-	(7,731,580)

Net Realized and Unrealized Loss on Investments	(15,498,885)	(24,213,947)	-	(39,712,832)

Net Decrease in Net Assets Resulting from Operations	$ (3,383,290)	$ (6,302,123)	$ 75,923	$ (9,609,490)

A Decrease to reflect appropriate expense levels by merging the Funds.
B Increase to reflect appropriate expense levels by merging the Funds.
C In addition to the fee waiver/fee reimbursement currently in place for the Delaware High-Yield Opportunities Fund through November 30, 2009, if the Transaction is approved, DMC will contractually agree to extend the current fee waiver/fee reimbursement that is in place for the Delaware High-Yield Opportunities Fund for one year after the closing date of the Transaction.

See Pro Forma Notes to Financial Statements

Delaware High-Yield Opportunities Fund
Pro Forma Notes to Financial Statements
July 31, 2008 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Delchester® Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to the Delaware High-Yield Opportunities Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50% . Class A share purchases of $1,000,000 or more do not require a front-end sales charge but will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year after purchase and 0.50% during the second year after purchase, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares incur a CDSC of 1%, if redeemed within 12 months after purchase. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek total return and, as a secondary objective, high current income.

1. Basis of Pro forma Presentation

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of Delaware Delchester® Fund by Delaware High-Yield Opportunities Fund. The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of Delaware Delchester Fund by Delaware High-Yield Opportunities Fund had taken place as of August 1, 2007.

Under the terms of the Agreement and Plan of Reorganization, the combination of Delaware Delchester Fund and Delaware High-Yield Opportunities Fund will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition will be accomplished by an acquisition (the “Transaction”) of the net assets of Delaware Delchester Fund in exchange for shares of the Delaware High-Yield Opportunities Fund at net asset value. The statement of assets and liabilities and the related statement of operations of Delaware Delchester Fund and Delaware High-Yield Opportunities Fund have been combined as of and for the twelve months ended July 31, 2008.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of Delaware Delchester Fund and Delaware High-Yield Opportunities Fund included in their annual reports for their fiscal year ended July 31, 2008.

2. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sale price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust) is valued at unit value per share. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchange among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective January 31, 2008, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain(loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments ® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments ® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement are included in custodian fees on the statement of operations with the corresponding expense offset shown as “expenses paid indirectly.”

3. Allocation of Transaction Costs

The total costs of the Transaction between Delaware Delchester® Fund and Delaware High-Yield Opportunities Fund are estimated to be $130,306. The costs of the Transaction, including costs of soliciting proxies in connection with the shareholder meeting, will be shared by the following parties in the percentages indicated: 30% by Delaware Delchester Fund, 30% by Delaware High-Yield Opportunities Fund and 40% by Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager of the Fund and Delaware High-Yield Opportunities Fund.

4. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of the Fund’s investment management agreement, the Fund pays DMC an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) do not exceed 0.83% of average daily net assets of the Fund for at least one year following the Closing Date. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursements applies only to expenses paid directly by the Fund.

Effective October 1, 2007, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following rate: 0.0050% of the first $30 billion; 0.0045$ of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among the Funds in the Delaware Investments Family of Funds on a relative net asset basis. Prior to October 1, 2007, DSC provided fund accounting and administration services to the Fund and received a fee at an annual rate of 0.04% of average daily net assets.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses.

The Board of the Acquired Fund adopted a formula for calculating 12b-1 plan expenses for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees paid by Class A shareholders of the Fund are the sum of 0.10% of the average daily net assets representing the shares that were acquired before June 1, 1992 and 0.30% of the average daily net assets representing the shares that were acquired on or after June 1, 1992. All of the Acquired Fund’s Class A shareholders bear the 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates. Effective December 12, 2008, the 12b-1 fee for the Acquiring Fund’s Class A shares is calculated according to the same blended rate methodology as is used for the 12b-1 fee for the Acquired Fund’s Class A shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. A Participant may borrow up to a maximum of one third of the value of of its net assets under the agreement. The Fund had no amount outstanding as of July 31, 2008 or at any time during the period.

6. Swap Contracts

The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event, as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the year ended July 31, 2008, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS may involve greater risks than if the Fund had invested in the referenced obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown above. There were no swap contracts outstanding at July 31, 2008.

7. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirement. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

8. Credit and Market Risk

The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

PART C

DELAWARE GROUP INCOME FUNDS N-14

OTHER INFORMATION

Item 15.	Indemnification. Article VI of the Amended and Restated By-Laws (November
16, 2006) incorporated into this filing by reference to Post-Effective Amendment
No. 72 filed November 28, 2007

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 15, or otherwise, the
Registrant has been advised that in the opinion of the U.S. Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the
Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A as indicated below, except as noted:

(1)	Copies of the charter of the Registrant as now in effect;

	(a)	Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 61 filed July 29, 1999.

	(b)	Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 61 filed July 29, 1999.

	(c)	Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No 72 filed November 28, 2007.

(2)	Copies of the existing bylaws or corresponding instruments of the Registrant;

	(a)	Amended and Restated By-Laws (November 16, 2006)

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incorporated into this filing by reference to Post-Effective Amendment No. 72 filed November 28, 2007.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a) Form of Plan of Reorganization made by the Registrant, on behalf of Delaware Delchester Fund and Delaware High-Yield Opportunities Fund, is filed herewith as Exhibit A to the Prospectus/Proxy Statement.

(5)	Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a) Agreement and Declaration of Trust. Articles III, IV, V and VI of Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 01 filed July 29, 1999.

(b) By-Laws. Article II of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 72 filed November 28, 2007.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a) Executed Investment Management Agreement (September 29, 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 65 filed October 17, 2002.

(b) Executed Investment Advisory Expense Limitation Letter (November 26, 2008) between Delaware Management Company (a series of Delaware Management Business Trust) and Registrant, on behalf of each Fund, incorporated into this filing by reference to Post-Effective Amendment No. 73 filed November 26, 2008.

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a) Distribution Agreements.

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(i) Executed Distribution Agreement (May 15, 2003) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 67 filed September 29, 2003.

(ii)

Executed Distribution Expense Limitation Letter (November 26, 2008) between Delaware Distributors, L.P. and Registrant, on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 73 filed November 26, 2008.

                    (iii)      Form of Distribution Expense Limitation Letter (December 12, 2008) between Delaware Distributors, L.P. and Registrant on behalf of the High-Yield Opportunities Fund attached as Exhibit No. EX-99.7.a.iii.

	(b)	Executed Third Amended and Restated Financial Intermediary Distribution Agreement (January 1, 2007) between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. incorporated into this filing by reference to Post-Effective Amendment No. 72 filed November 28, 2007.

	(c)	Dealer's Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 65 filed October 17, 2002.

	(d)	Vision Mutual Fund Gateway® Agreement (November 2000) incorporated into this filing by reference to Post-Effective Amendment No. 65 filed October 17, 2002.

	(e)	Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 65 filed October 17, 2002.

	(f)	Bank/Trust Agreement (August 2004) incorporated into this filing by reference to Post-Effective Amendment No. 68 filed September 29, 2004.

(8)	Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act") for securities and similar investments of the Registrant, including the schedule of remuneration;

	(a)	Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by

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reference to Post-Effective Amendment No 73 filed November 26, 2008.

	(b)	Executed Securities Lending Authorization (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 72 filed November 28, 2007.

(10)	Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

	(a)	Plan under Rule 12b-1 for Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 64 filed September 28, 2001.

	(b)	Plan under Rule 12b-1 for Class B (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 64 filed September 28, 2001.

	(c)	Plan under Rule 12b-1 for Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 64 filed September 28, 2001.

	(d)	Plan under Rule 12b-1 for Class R (May 15, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 67 filed September 29, 2003.

	(e)	Plan under Rule 18f-3 (August 31, 2006) incorporated into this filing by reference to Post-Effective Amendment No 73 filed November 26, 2008.

(i) Appendix A (November 19, 2008) to Plan under Rule 18f-3 attached as Exhibit No. EX-99.10.e.i.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

	(a)	Opinion and Consent of Counsel (December 15, 2008) relating to the Registrant attached as Exhibit EX-99.11.a.

(12)	An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting

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the tax matters and consequences to shareholders discussed in the prospectus;

(a) To be filed by amendment.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a) Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 65 filed October 17, 2002.

(i) Executed Amended Letter (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 67 filed September 29, 2003.

(ii) Executed Schedule B (June 2008) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No 73 filed November 26, 2008.

(b) Executed Fund Accounting and Financial Administration Services Agreement (October 1, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 72 filed November 28, 2007.

(c) Executed Fund Accounting and Financial Administration Oversight Agreement (October 1, 2007) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 72 filed November 28, 2007.

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the Securities Act of 1933, as amended (the "1933 Act" or "Securities Act");

(a) Consent of Independent Registered Public Accounting Firm (December 2008) attached as Exhibit No. EX-99.14.a.

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not applicable.

(16)	Manually signed copies of any power of attorney pursuant to which the

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name of any person has been signed to the registration statement; and

	(a)	Powers of Attorney (December 2008) attached as Exhibit No. EX-99.16.a.

(17)	Any additional exhibits which the Registrant may wish to file.

	(a)	Code of Ethics for the Delaware Investments Family of Funds (August 2008) incorporated by reference to Post-Effective Amendment No. 73 filed November 26, 2008.

	(b)	Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (August 2008) incorporated by reference to Post-Effective Amendment No. 73 filed November 26, 2008.

	(c)	Code of Ethics for Lincoln Financial Distributors, Inc. (June 2007) incorporated into this filing by reference to Post-Effective Amendment No. 72 filed November 28, 2007.

Item 17.          Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by Post-Effective Amendment the opinion and consent of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

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SIGNATURES

     As required by the Securities Act of 1933, as amended, (the "1933 Act"), this Registration Statement has been signed on behalf of the Registrant in the City of Philadelphia and the Commonwealth of Pennsylvania on the 15th day of December, 2008.

                                                                DELAWARE GROUP INCOME FUNDS

                                By: /s/ Patrick P. Coyne
                               Patrick P. Coyne
                                                                              Chairman/President/Chief Executive Officer

     As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Patrick P. Coyne	Chairman/President/Chief Executive Officer	December 15, 2008
Patrick P. Coyne	(Principal Executive Officer) and Trustee

Thomas L. Bennett *	Trustee	December 15, 2008
Thomas L. Bennett

John A. Fry *	Trustee	December 15, 2008
John A. Fry

Anthony D. Knerr *	Trustee	December 15, 2008
Anthony D. Knerr

Lucinda S. Landreth * Trustee December 15, 2008
Lucinda S. Landreth

Ann R. Leven *	Trustee	December 15, 2008
Ann R. Leven

Janet L. Yeomans *	Trustee	December 15, 2008
Janet L. Yeomans

Richard Salus *	Senior Vice President/Chief Financial Officer	December 15, 2008
Richard Salus	(Principal Financial Officer)

*By: /s/ Patrick P. Coyne Patrick P. Coyne as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney filed herewith)

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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

EXHIBITS
TO
FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

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INDEX TO EXHIBITS
(Delaware Group Income Funds)
Exhibit No.	Exhibit

EX-99.7.a.iii	Appendix A (November 19, 2008) to Plan under Rule 18f-3
EX-99.11.a	Opinion and Consent of Counsel (December 15, 2008) relating to the Registrant
EX-99.10.a.i	Distribution Expense Limitation Letter (December 12, 2008) to Plan under Rule 18f-3
EX-99.14.a	Consent of Independent Registered Public Accounting Firm (December 2008)
EX-99.16.a	Powers of Attorney (December 2008)

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